As filed with the U.S. Securities and Exchange Commission on April 5, 2010

                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.                                   (  )

Post-Effective Amendment No.                                  (  )

                       (Check appropriate box or boxes)

                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
              (Exact Name of Registrant as Specified in Charter)

           Registrant's Area Code and Telephone Number (650) 312-2000

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
  (Address of Principal Executive Offices) (Number, Street, City , State, Zip
                                     Code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
 (Name and Address of Agent for Service) (Number and Street) (City)(State)(Zip
                                     Code)

                                  Copies to:

                            Bruce G. Leto, Esquire
                     Stradley, Ronon, Stevens & Young, LLP
                           2600 One Commerce Square
                          Philadelphia, PA 19103-7098

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A, C, R and Advisor shares of beneficial interest, with no par value, of Franklin Templeton Corefolio Allocation Fund. No filing fee is due because Registrant is relying on
Section 24(f) of the Investment Company Act of 1940, as amended.


It is proposed that this filing will become effective on May 5, 2010 pursuant to Rule 488.



FRANKLIN TEMPLETON INVESTMENTS



          FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                 IMPORTANT SHAREHOLDER INFORMATION

      The enclosed Prospectus/Information Statement is being provided to inform you that on or about June 22, 2010, Franklin Templeton Perspectives Allocation Fund ("Perspectives Fund"), a series of Franklin Templeton Fund Allocator Series (the "Trust"), will be reorganized with and into the Franklin Templeton Corefolio Allocation Fund ("Corefolio Fund"), also a series of the Trust. The Prospectus/Information Statement discusses this proposed reorganization and provides you information that you should consider. The Board of Trustees of the Trust, on behalf of the Funds, approved the reorganization and concluded that the reorganization is in the best interest of Perspectives Fund and its shareholders. Both Funds have the same investment goal and have similar investment strategies and risks.

      We urge you to spend a few minutes reviewing the information in the Prospectus/Information Statement. You do not need to take any action with regards to your account. On or about June 22, 2010, your shares of Perspectives Fund will be converted automatically at their net asset value into shares of the corresponding class of Corefolio Fund.

      We welcome your comments. If you have any questions, call Fund Information at (800) DIAL BEN(R)/(800) 342-5236.


 When reading this Prospectus/Information Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


                                TABLE OF CONTENTS




COVER PAGE                                                   Cover
PROSPECTUS/INFORMATION STATEMENT                              [__]
      INTRODUCTION                                            [__]
      SUMMARY                                                 [__]
        The Reorganization                                    [__]
        How do the investment goals and strategies of the     [__]
        Funds compare?
        What are the risks of an investment in the Funds?     [__]
        Who administers the Funds?                            [__]
        What are the administration fees of Perspectives      [__]
        Fund and Corefolio Fund?
        What are the fees and expenses of each Fund and what  [__]
        might they be after the Reorganization?
        How do the performance records of the Funds compare?  [__]
        Where can I find more financial and performance       [__]
        information about the Funds?
        What are other key features of the Funds?             [__]
      REASONS FOR THE REORGANIZATION                          [__]
      INFORMATION ABOUT THE REORGANIZATION                    [__]
        How will the Reorganization be carried out?           [__]
        Who will pay the expenses of the Reorganization?      [__]
        What are the tax consequences of the Reorganization?  [__]
        What should I know about the shares of Corefolio      [__]
        Fund?
        What are the capitalizations of the Funds and what    [__]
        might the capitalization be after the
        Reorganization?
      COMPARISON OF INVESTMENT GOALS, STRATEGIES AND RISKS    [__]
        Are there any significant differences between the     [__]
        investment goals,strategies and risks of each Fund?
        What are the principal risk factors associated with   [__]
        investments in the Funds?
     INFORMATION ABOUT THE FUNDS                              [__]
     FURTHER INFORMATION ABOUT THE FUNDS                      [__]
     PRINCIPAL HOLDERS OF SHARES                              [__]
     GLOSSARY-USEFUL TERMS AND DEFINITIONS                    [__]
     EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT             [__]
         EXHIBIT A- Form of Plan of Reorganization by
                  Franklin Templeton Fund Allocator Series, on behalf of its series Franklin
                  Templeton Perspectives Allocation Fund
                  and Franklin Templeton Corefolio
                  Allocation Fund (attached)
         EXHIBIT  B- Prospectus of Franklin Templeton Corefolio Allocation Fund
                  - Class A, Class B, Class C, Class R and Advisor Class and Franklin Templeton Perspectives Allocation Fund - Class A, Class C, Class R and Advisor Class, dated May 1, 2010 (enclosed)
         EXHIBIT C- Ownership of the Funds





                           DATED [MAY 3, 2010]

         ACQUISITION OF SUBSTANTIALLY ALL OF THE ASSETS OF
          FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND
      (A SERIES OF FRANKLIN TEMPLETON FUND ALLOCATOR SERIES)

                 BY AND IN EXCHANGE FOR SHARES OF

           FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
      (A SERIES OF FRANKLIN TEMPLETON FUND ALLOCATOR SERIES)

      This Prospectus/Information Statement is being furnished to shareholders of Franklin Templeton Perspectives Allocation Fund ("Perspectives Fund"), a series of Franklin Templeton Fund Allocator Series (the "Trust"), in connection with a Plan of Reorganization (the "Plan"). According to the Plan, substantially all of the assets of Perspectives Fund will be acquired by Franklin Templeton Corefolio Allocation Fund ("Corefolio Fund," and together with Perspectives Fund, the "Funds"), also a series of the Trust, in exchange for shares of Corefolio Fund - Class A ("Corefolio Fund Class A shares"), Corefolio Fund - Class C ("Corefolio Fund Class C shares"), Corefolio Fund - Class R ("Corefolio Fund Class R shares") and Corefolio Fund - Advisor Class ("Corefolio Fund Advisor Class shares") (the "Reorganization"). The Board of Trustees of the Trust (the "Board") has approved the Plan and the Reorganization. Shareholders of Perspectives Fund are not required to and are not being asked to approve the Plan or the Reorganization.

      Pursuant to the Plan, you will receive Corefolio Fund Class A shares of equivalent aggregate net asset value ("NAV") to your investment in Class A shares of Perspectives Fund ("Perspectives Fund Class A shares"), Corefolio Fund Class C shares of equivalent aggregate NAV to your investment in Class C shares of Perspectives Fund ("Perspectives Fund Class C shares"), Corefolio Fund Class R shares of equivalent aggregate NAV to your investment in Class R shares of Perspectives Fund ("Perspectives Fund Class R shares"), and Corefolio Fund Advisor Class shares of equivalent aggregate NAV to your investment in Advisor Class shares of Perspectives Fund ("Perspectives Fund Advisor Class shares"). Perspectives Fund will then be liquidated and dissolved.

      Both Funds have the same investment goal - capital appreciation. The Funds have similar investment strategies and risks. Both Funds are "static allocation" funds; that is, they invest a fixed percentage of their assets in a combination of other Franklin Templeton mutual funds ("underlying F-T funds"). The underlying F-T funds, in turn, invest in U.S. and foreign equity securities, fixed-income and money market securities. The Funds' performance depends on the performance of the underlying F-T funds in which the Funds invest; therefore, the risks associated with an investment in a Fund are also the risks associated with an investment in the underlying F-T funds. Because the Funds are "static allocation" funds, neither Fund has an investment manager; however, each Fund has entered into a Fund Administration Agreement with Franklin Templeton Services, LLC ("FT Services") pursuant to which FT Services periodically rebalances each Fund's portfolio in accordance with its established investment guidelines.

      This Prospectus/Information Statement is being mailed on or about May 10, 2010 to the shareholders of record of Perspectives Fund as of the close of business on April 5, 2010. This Prospectus/Information Statement provides the information that you should know about the Reorganization and information about Corefolio Fund that you ought to know before investing in Corefolio Fund. You should retain it for future reference. Additional information about Corefolio Fund and the proposed Reorganization has been filed with the SEC and can be found in the following documents:

o The Prospectus of Corefolio Fund - Class A, Class B, Class C, Class R and Advisor Class, dated May 1, 2010 (the "Corefolio Fund Prospectus"), is enclosed with and considered a part of this Prospectus/Information Statement.

o         A Statement of Additional Information ("SAI") dated [May 3,
          2010] relating to this Prospectus/Information Statement has been filed with the SEC and is incorporated by reference into (considered a part of) this Prospectus/Information Statement.

      You may request a free copy of the SAI relating to this Prospectus/Information Statement, the Corefolio Fund Prospectus referred to above or additional information about Corefolio Fund without charge by calling
(800) DIAL BEN (R) or by writing to Franklin Templeton Investments at P.O. Box 997151, Sacramento, CA 95899-7151. The principal offices of the Trust are located at One Franklin Parkway, San Mateo, California 94403-1906. You can reach the offices of the Trust by telephone by calling (800) 632-2301.

               WE ARE NOT ASKING YOU FOR A PROXY AND
             YOU ARE REQUESTED NOT TO SEND US A PROXY.

      THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS/INFORMATION STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER U.S. GOVERNMENT AGENCY. MUTUAL FUND SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


                                  INTRODUCTION

      Pursuant to the Plan (attached hereto as Exhibit A), substantially all of the assets of Perspectives Fund will be acquired by Corefolio Fund in exchange for Class A, Class C, Class R and Advisor Class shares of Corefolio Fund. Shareholders of Perspectives Fund will receive Class A, Class C, Class R or Advisor Class shares of Corefolio Fund with an aggregate NAV equal to the aggregate NAV of such shareholders' Class A, Class C, Class R or Advisor Class shares of Perspectives Fund.

      Below are some of the important questions you might have about the
Reorganization:

WHAT WILL HAPPEN TO MY PERSPECTIVES FUND INVESTMENT AFTER THE
REORGANIZATION IS COMPLETED?

      You will become a shareholder of Corefolio Fund, an open-end investment company, on or about June 22, 2010, and will no longer be a shareholder of Perspectives Fund. You will receive Class A, Class C, Class R or Advisor Class shares of Corefolio Fund with a value equal to the value of your investment in Perspectives Fund as of the closing date. Perspectives Fund will then cease operations and will be dissolved as a series of the Trust. The Board has approved the Plan and the Reorganization. Shareholders of Perspectives Fund are not required to and are not being asked to approve the Plan or the Reorganization.

WHEN WILL PERSPECTIVES FUND CLOSE TO NEW INVESTMENTS?

      Effective on or about March 19, 2010, Perspectives Fund closed to new investors, with limited exceptions. After March 19, 2010, additional purchases may be made by: (1) Employer Sponsored Retirement Plans with participant accounts invested in Perspectives Fund on March 18, 2010; and (2) existing shareholders. Perspectives Fund will not accept any additional purchases on or after June 15, 2010.

WHAT ARE THE BENEFITS OF THE REORGANIZATION FOR ME?

      The Board, on behalf of the Funds, approved the Reorganization at its February 23, 2010 Board of Trustees meeting in order to combine Perspectives Fund with a larger fund that has the same investment goal and substantially similar investment strategies and risks. Perspectives Fund shareholders will likely experience a slightly lower expense ratio and become shareholders of a fund that will have a substantially similar asset allocation.

WILL I ENJOY THE SAME PRIVILEGES AS A SHAREHOLDER OF COREFOLIO
FUND THAT I CURRENTLY HAVE AS A SHAREHOLDER OF PERSPECTIVES FUND?

      Yes. You will continue to enjoy the same shareholder privileges such as the Automatic Investment Plan, Automatic Payroll Deduction, Automated Telephone System, Distribution Options, Retirement Plans, Telephone/Online Privileges, Systematic Withdrawal Plan and Franklin Templeton VIP Services.

DO PERSPECTIVES FUND AND COREFOLIO FUND HAVE SIMILAR INVESTMENT
GOALS AND STRATEGIES?

      Perspectives Fund and Corefolio Fund have the same investment goal - capital appreciation. The investment strategies and risks of the Funds are similar. They both invest a fixed percentage of their assets in combination of underlying F-T funds. The main difference between Perspectives Fund and Corefolio Fund is their asset allocation among the underlying F-T funds in which they invest. Perspectives Fund currently invests in Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund. Corefolio Fund currently invests in Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund. However, the Board has recently approved an adjustment to Corefolio Fund's investment allocation to underlying F-T funds whereby Corefolio Fund will invest in Franklin Flex Cap Growth Fund, Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund (the "Corefolio allocation adjustment"). The investment goals and strategies of Perspectives Fund and Corefolio Fund and the Corefolio allocation adjustment are discussed further in the Summary below.

ARE THE EXCHANGE RIGHTS OF COREFOLIO FUND SIMILAR TO THOSE OF
PERSPECTIVES FUND?

      Yes. How to exchange shares is described in the Corefolio Fund Prospectus enclosed with this Prospectus/Information Statement.

WHO WILL PAY THE EXPENSES FOR THE REORGANIZATION?

      Total expenses for the Reorganization are estimated at $127,920. Perspectives Fund and Corefolio Fund will each pay 25% of the total cost of the Reorganization ($31,980 per Fund) and FT Services will pay 50% of the total cost of the Reorganization ($63,960).

                                     SUMMARY

      This is only a summary of certain information contained in this Prospectus/Information Statement. You should read the more complete information in the rest of this Prospectus/Information Statement, including the Plan (attached as Exhibit A) and the Corefolio Fund Prospectus (enclosed as Exhibit
B).

THE REORGANIZATION

      At a meeting held on February 23, 2010, the Board, on behalf of the Funds, considered and approved a proposal to reorganize Perspectives Fund with and into Corefolio Fund. Pursuant to the Plan, Perspectives Fund will transfer substantially all of its assets to Corefolio Fund, in exchange for Class A, Class C, Class R and Advisor Class shares of Corefolio Fund of equivalent aggregate NAV. Your Class A, Class C, Class R and Advisor Class shares of Perspectives Fund will then be exchanged for Class A, Class C, Class R and Advisor Class shares, respectively, of Corefolio Fund of equivalent aggregate NAV. This means that, although the total value of your investment will be the same immediately before and after the exchange, the number of Corefolio Fund shares that you receive will likely be different than the number of Perspectives Fund shares that you surrender because of the Funds' different NAV per share. After the shares of Corefolio Fund are distributed to Perspectives Fund shareholders, Perspectives Fund will be completely liquidated and dissolved. As a result of the Reorganization, you will cease to be a shareholder of Perspectives Fund and will become a shareholder of Corefolio Fund. The exchange will occur on the closing date of the Reorganization, which is the specific date on which the Reorganization takes place. The closing date of the Reorganization is expected to occur on or about June 22, 2010.

      Each Fund is a static allocation fund, meaning that each Fund invests a fixed percentage of its assets in specified underlying F-T funds. Therefore, the Funds are not considered to be actively managed. The investment goals of the Funds are the same and their allocations to underlying F-T funds are similar. In addition, their respective allocations to the underlying F-T funds will become even more similar upon completion of the Corefolio allocation adjustment approved by the Board at its February 23, 2010 Board meeting. For the reasons set forth in the "Reasons for the Reorganization" section of this Prospectus/Information Statement, the Board, on behalf of each Fund, has determined that the Reorganization is in the best interests of each Fund and its shareholders. The Board also concluded that the interests of each Fund's shareholders will not be diluted as a result of the Reorganization.

      It is expected that Perspectives Fund shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Corefolio Fund shares. You should, however, consult your tax adviser regarding the effect, if any, of the Reorganization in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Reorganization, please see the section entitled "Information About the Reorganization - WHAT ARE THE TAX CONSEQUENCES OF THE REORGANIZATION?"

HOW DO THE INVESTMENT GOALS AND  STRATEGIES OF THE FUNDS COMPARE?

      Both Funds have the same investment goal - capital appreciation. Each Fund is a "static allocation" fund that invests a fixed percentage of its assets in a combination of underlying F-T funds. The underlying F-T funds, in turn, invest primarily in U.S. and foreign equity securities, and, to a lesser extent, fixed-income and money market securities. The main difference in the investment strategies between Perspectives Fund and Corefolio Fund is their asset allocation among the underlying F-T funds. Perspectives Fund currently invests in a combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund. Corefolio Fund currently invests in Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund. The Corefolio allocation adjustment will provide a 25% allocation to each of Franklin Growth Fund, Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund. It is anticipated that the Corefolio allocation adjustment will take place prior to the closing of the Reorganization. The table below shows the current allocation by each Fund in the underlying F-T funds, as well as the anticipated allocation of Corefolio Fund following the Corefolio allocation adjustment:

   PERSPECTIVES FUND        COREFOLIO FUND         COREFOLIO FUND
       (CURRENT)              (CURRENT)          (AFTER COREFOLIO
                                               ALLOCATION ADJUSTMENT)

Franklin Flex Cap Fund                           Franklin Flex Cap
       (33 1/3%)        ______________________      Fund (25%)

                         Franklin Growth Fund   Franklin Growth Fund
______________________        (50%)                  (25%)

  Mutual Shares Fund      Mutual Shares Fund     Mutual Shares Fund
       (33 1/3%)                (25%)                  (25%)

 Templeton Growth Fund  Templeton Growth Fund  Templeton Growth Fund
       (33 1/3%)                (25%)                  (25%)

      For more information about the investment goals and strategies of Perspectives Fund and Corefolio Fund, including a description of the investment goals and strategies of the underlying F-T funds, please see the section "Comparison of Investment Goals, Strategies and Risks" in this
Prospectus/Information Statement.

WHAT ARE THE RISKS OF AN INVESTMENT IN THE FUNDS?

      Investments in Perspectives Fund and Corefolio Fund involve risks common to most mutual funds. There is no guarantee against losses resulting from an investment in Perspectives Fund or Corefolio Fund, or that Perspectives Fund or Corefolio Fund will achieve its investment goal.

      Because the Funds' investments are concentrated in the underlying F-T funds, and the Funds' performance is directly related to the performance of the underlying F-T funds held by them, the ability of the Funds to achieve their investment goal is directly related to the ability of the underlying F-T funds to meet their investment goals. In addition, shareholders of the Funds will indirectly bear the fees and expenses of the underlying F-T funds. The Funds have the following principal risks in common: Risk of investing in stocks, value style investing risk, growth style investing risk, risk of investing in foreign securities, sector risk, risk of investing in smaller and midsize companies, risk of investing in derivative instruments and management risk. Below is a summary of the principal risks to which the Funds, through their investment in the underlying F-T funds, are subject:

      STOCK RISK - Generally, stocks historically have outperformed other types of investments over the long term, but individual stock prices tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by an underlying F-T fund.

      VALUE STYLE INVESTING RISK - A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

      GROWTH STYLE INVESTING RISK - Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

      FOREIGN SECURITIES RISK - Investing in foreign securities typically involves more risks than investing in U.S. securities, and include risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

      SECTORS RISK - To the extent that an underlying F-T fund focuses on particular sectors of the market from time to time, such underlying F-T fund may carry greater risks of adverse developments in such sectors than a fund that invests in a wider variety of sectors.

      RISK OF INVESTING IN SMALLER AND MIDSIZE COMPANIES - Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

      RISK OF INVESTING IN DERIVATIVE INSTRUMENTS - The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and often has risks similar to its underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

      MANAGEMENT RISK - The underlying F-T funds are subject to management risk because they are each an actively managed investment portfolio. Each underlying F-T fund's investment manager will apply investment techniques and risk analyses in making investment decisions for the underlying F-T fund, but there can be no guarantee that these decisions will produce the desired results.

      For more information about the principal risks of the Funds, see the section "What are the principal risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals, Strategies and Risks" below.

WHO ADMINISTERS THE FUNDS?

      Because each Fund is a "static allocation" fund that invests a fixed percentage of its assets in certain specific underlying F-T funds, neither the Perspectives Fund nor the Corefolio Fund have an investment manager; however, each Fund has entered into a Fund Administration Agreement with FT Services to provide certain administrative services and facilities to the Funds. FT Services monitors the percentage of each Fund's assets allocated to the underlying F-T funds and rebalances the Fund's portfolio whenever the percentage of assets allocated to one or more underlying F-T funds is below or above 3% of the applicable fixed percentage. In addition, FT Services provides services in connection with the preparation and maintenance of books, records, and tax and financial reports and monitoring compliance with regulatory requirements.

        The management of the business and affairs of the Funds is the responsibility of the Board. Each Fund is a series of the Trust, an open-end, registered management investment company, commonly referred to as a mutual fund. The Trust was organized as a Delaware statutory trust on October 2, 1995.

      FT Services may receive assistance, at no charge to the Funds, from its corporate affiliate, Franklin Advisers, Inc. ("Advisers"), in monitoring the underlying F-T funds and the Funds' investments in the underlying F-T funds. T. Anthony Coffey, CFA, Vice President of Advisers, assists FT Services, at no charge to the Fund, in monitoring the underlying F-T funds and the Funds' investments therein and assists in the periodic rebalancing of the Funds. Advisers is a direct, wholly owned subsidiary of Franklin Resources, Inc. ("Resources"). Resources is a publicly owned global investment organization operating as Franklin Templeton Investments. As of February 28, 2010, Resources reported preliminary month-end assets under management by the company's subsidiaries of $556.3 billion. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries.

      Franklin Templeton Investments currently includes 44 U.S. registered investment companies, with approximately 144 U.S.-based funds or series.

WHAT ARE THE ADMINISTRATION FEES OF PERSPECTIVES FUND AND
COREFOLIO FUND?

      Under the Fund Administration Agreement between the Trust and FT Services, the Perspectives Fund and Corefolio Fund each pay FT Services a monthly administration fee equal to an annual rate of 0.10% of such Fund's average daily net assets.

      For the fiscal year ended December 31, 2009, the administration fees, before any fee waiver or expense reimbursement, totaled $190,760 and $413,938 for Perspectives Fund and Corefolio Fund, respectively. However, under an agreement by F-T Services to limit its fees, the Funds did not pay an administration fee for the fiscal year ended December 31, 2009.

      Perspectives Fund and Corefolio Fund, as shareholders of the underlying F-T funds, will indirectly bear their proportionate share of any management fees and other expenses paid by the underlying F-T funds. For more information about the management fees and other expenses paid by the underlying F-T funds, see the section entitled "Administration" in the Corefolio Fund Prospectus, which is enclosed with this Prospectus/Information Statement and also the section below entitled "WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT THEY BE AFTER THE REORGANIZATION?"

      WHAT ARE THE FEES AND EXPENSES OF EACH FUND AND WHAT MIGHT
THEY BE AFTER THE REORGANIZATION?

      The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables also show the estimated fees and expenses for Corefolio Fund after the Reorganization. The purpose of the tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of Corefolio Fund.

                  FEE TABLE FOR CLASS A SHARES OF
               PERSPECTIVES FUND AND COREFOLIO FUND

                                           ACTUAL+          PROJECTED++
                                     ---------------------------------


                                   PERSPECTIVES  COREFOLIO COREFOLIO FUND
                                       FUND       FUND      CLASS A AFTER
                                      CLASS A    CLASS A   REORGANIZATION
                                     ---------------------------------
SHAREHOLDER FEES
(fees paid directly from your
  investment)
 Maximum sales charge (load)
    imposed on purchase (as
    percentage of offering price)      5.75%      5.75%      5.75%

 Maximum deferred sales charge
    (load) (as a percentage of the
  lower of original purchase
    price or sale proceeds)            None       None       None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year
  as a percentage of the value of
  your investment)
Distribution and service (12b-1)
  fees                                  0.28%     0.27%      0.27%
                                     ---------------------------------

Other expenses (including
  administration fees)               0.28%(1)    0.24%(1)  0.21%(3)
                                     ---------------------------------

Acquired fund fees and expenses      0.83%(2)    0.82%(2)    0.81%


                                     ---------------------------------
Total annual fund operating
  expenses                              1.39%     1.33%      1.29%
                                     ---------------------------------

Fee waiver and expense
  reimbursement                      (0.18%)(1) (0.14%)(1) (0.11%)(1)
                                     ---------------------------------

TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER AND
EXPENSE REIMBURSEMENT                1.21%(1)(2)  1.19%(1)(2) 1.18%(1)
                                     ---------------------------------

+ Information for Perspectives Fund and Corefolio Fund is provided as of December 31, 2009.


++ Projected expenses based on current and anticipated Corefolio Fund expenses.


(1) The administrator has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for Class A shares of the Fund do not exceed 0.10% (other than certain non-routine expenses) until April 30, 2011.


(2) Total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights in the Corefolio Fund Prospectus, which reflect the operating expenses of the Funds and do not include acquired fund fees and expenses.


 (3) Projected expenses are based on current and anticipated Corefolio Fund expenses as if the Transaction had been effective as of January 1, 2009 and do not include the estimated costs of the transaction of approximately $31,980 to be borne by Corefolio Fund.


EXAMPLE

      This example can help you compare the cost of investing in Perspectives Fund Class A Shares with the cost of investing in Corefolio Fund Class A Shares, both before and after the Reorganization. The Example assumes that you invest $10,000 in each respective Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:



                                        1      3      5      10
                                        Year   Years  Years  Years
--------------------------------------------------------------------
If you sell your shares at the end of the period:
Perspectives Fund - Class A              $691 $973  $1,276  $2,133

Corefolio Fund - Class A                 $689 $959  $1,249  $2,073

Projected Corefolio Fund - Class A       $688 $950  $1,232  $2,033
  (after Reorganization)


                  FEE TABLE FOR CLASS C SHARES OF
               PERSPECTIVES FUND AND COREFOLIO FUND

                                         ACTUAL+         PROJECTED++
                                 ---------------------------------
                                 PERSPECTIVES  COREFOLIO  COREFOLIO
                                 FUND          FUND       FUND
                                 CLASS C       CLASS C    CLASS C
                                                          AFTER
                                                          REORGANIZATION
                                 ---------------------------------
SHAREHOLDER FEES
(fees paid directly from your
  investment)
Maximum sales charge (load)
    imposed on purchase (as
    percentage of offering price)       None      None       None

  Maximum deferred sales charge
    (load) (as a percentage of the
   lower of original purchase
    price or sale proceeds)            1.00%      1.00%      1.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year
  as a percentage of the value of
  your investment)
Distribution and service (12b-1)
  fees                                 0.99%      0.99%      0.99%
                                     ---------------------------------

Other expenses (including             0.28%(1)   0.24%(1)  0.21%(3)
  administration fees)
                                     ---------------------------------

Acquired fund fees and expenses       0.83%(2)   0.82%(2)    0.81%
                                     ---------------------------------

Total annual fund operating            2.10%      2.05%      2.01%
  expenses
                                     ---------------------------------

Fee waiver and expense
  reimbursement                      (0.18%)(1) (0.14%)(1) (0.11%)(1)
                                     ---------------------------------

TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER AND
EXPENSE REIMBURSEMENT                1.92%(1)(2) 1.91%(1)(2) 1.90%(1)
                                     =================================

+ Information for Perspectives Fund and Corefolio Fund is provided as of December 31, 2009.


++ Projected expenses based on current and anticipated Corefolio Fund expenses.


(1) The administrator has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for Class C shares of the Fund do not exceed 0.10% (other than certain non-routine expenses) until April 30, 2011.


(2) Total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights in the Corefolio Fund Prospectus, which reflect the operating expenses of the Funds and do not include acquired fund fees and expenses.


 (3) Projected expenses are based on current and anticipated Corefolio Fund expenses as if the Transaction had been effective as of January 1, 2009 and do not include the estimated costs of the transaction of approximately $31,980 to be borne by Corefolio Fund.


EXAMPLE

      This example can help you compare the cost of investing in Perspectives Fund Class C Shares with the cost of investing in Corefolio Fund Class C Shares, both before and after the Reorganization. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                        1 Year 3 Years 5 Years   10 Years

--------------------------------------------------------------------
If you sell your shares at the end of the period:
Perspectives Fund - Class C             $ 295  $ 641  $1,112    $ 2,417

Corefolio Fund - Class C                $ 294  $ 629  $1,090    $ 2,368

Projected Corefolio Fund - Class C      $ 293  $ 620  $1,073    $ 2,329
  (after Reorganization)

If you do not sell your shares
Perspectives Fund - Class C             $ 195  $ 641  $1,112    $ 2,417

Corefolio Fund - Class C                $ 194  $ 629  $1,090    $ 2,368

Projected Corefolio Fund - Class C      $ 193  $ 620  $1,073    $ 2,329
  (after Reorganization)


                         FEE TABLE FOR CLASS R SHARES OF
                      PERSPECTIVES FUND AND COREFOLIO FUND

                                           ACTUAL+         PROJECTED++
                                     ---------------------------------



                                    PERSPECTIVES  COREFOLIO  COREFOLIO FUND
                                       FUND       FUND       CLASS RAFTER
                                      CLASS R     CLASS R   REORGANIZATION
                                     ---------------------------------
SHAREHOLDER FEES
(fees paid directly from your
  investment)
 Maximum sales charge (load)
    imposed on purchase (as
    percentage of offering price)      None       None       None

  Maximum deferred sales charge
    (load) (as a percentage of the
    lower of original purchase
    price or sale proceeds)            None       None       None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year
  as a percentage of the value of
  your investment)
Distribution and service (12b-1)
  fees                                  0.50%     0.50%      0.50%
                                     ---------------------------------

Other expenses (including
  administration fees)               0.28%(1)    0.24%(1)  0.21%(3)
                                     ---------------------------------

Acquired fund fees and expenses
                                     0.83%(2)    0.82%(2)    0.81%
                                     ---------------------------------

Total annual fund operating
  expenses                             1.61%     1.56%      1.52%
                                     ---------------------------------

Fee waiver and expense
  reimbursement                      (0.18%)(1) (0.14%)(1) (0.11%)(1)
                                     ---------------------------------

TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER AND
EXPENSE REIMBURSEMENT                1.43%(1)(2) 1.42%(1)(2) 1.41%(1)
                                     =================================

+ Information for Perspectives Fund and Corefolio Fund is provided as of December 31, 2009.


++ Projected expenses based on current and anticipated Corefolio Fund expenses.


(1) The administrator has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for Class R shares of the Fund do not exceed 0.10% (other than certain non-routine expenses) until April 30, 2011.


(2) Total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights in the Corefolio Fund Prospectus, which reflect the operating expenses of the Funds and do not include acquired fund fees and expenses.


 (3) Projected expenses are based on current and anticipated Corefolio Fund expenses as if the Transaction had been effective as of January 1, 2009 and do not include the estimated costs of the transaction of approximately $31,980 to be borne by Corefolio Fund.


EXAMPLE

      This example can help you compare the cost of investing in Perspectives Fund Class R Shares with the cost of investing in Corefolio Fund Class R Shares, both before and after the Reorganization. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                        1 Year 3 Years 5 Years 10 Years

--------------------------------------------------------------------
--------------------------------------------------------------------
If you sell your shares at the end of the period:

Perspectives Fund - Class R             $ 146  $ 490  $ 859  $ 1,896

Corefolio Fund - Class R                $ 145  $ 479  $ 837  $ 1,845

Projected Corefolio Fund - Class R      $ 144  $ 469  $ 819  $ 1,803
  (after Reorganization)



               FEE TABLE FOR ADVISOR CLASS SHARES OF
               PERSPECTIVES FUND AND COREFOLIO FUND

                                           ACTUAL+         PROJECTED++
                                     ---------------------------------
                                                -----------


                                    PERSPECTIVES COREFOLIO COREFOLIO FUND
                                       FUND        FUND     ADVISOR CLASS
                                     ADVISOR      ADVISOR       AFTER
                                       CLASS      CLASS    REORGANIZATION
                                     ---------------------------------
SHAREHOLDER FEES
(fees paid directly from your
  investment)
Maximum sales charge (load)
    imposed on purchase (as
    percentage of offering price)       None      None       None

  Maximum deferred sales charge
    (load) (as a percentage of the
     lower of original purchase
    price or sale proceeds)             None      None       None

ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year
  as a percentage of the value of
  your investment)
Distribution and service (12b-1)
  fees                                 None       None       None
                                     ---------------------------------

Other expenses (including            0.28%(1)   0.24%(1)   0.21%(3)
  administration fees)
                                     ---------------------------------

Acquired fund fees and expenses      0.83%(2)   0.82%(2)     0.81%
                                     ---------------------------------

Total annual fund operating
  expenses                             1.11%      1.06%      1.02%
                                     ---------------------------------

Fee waiver and expense
  reimbursement                      (0.18%)(1) (0.14%)(1) (0.11%)(1)

                                     ---------------------------------
TOTAL ANNUAL FUND OPERATING          0.93%(1)(2) 0.92%(1)(2) 0.91%(1)
EXPENSES AFTER FEE WAIVER AND
EXPENSE REIMBURSEMENT
                                     =================================

+ Information for Perspectives Fund and Corefolio Fund is provided as of December 31, 2009.


++ Projected expenses based on current and anticipated Corefolio Fund expenses.


(1) The administrator has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for Advisor Class shares of the Fund do not exceed 0.10% (other than certain non-routine expenses) until April 30, 2011.


(2) Total annual fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights in the Corefolio Fund Prospectus, which reflect the operating expenses of the Funds and do not include acquired fund fees and expenses.


 (3) Projected expenses are based on current and anticipated Corefolio Fund expenses as if the Transaction had been effective as of January 1, 2009 and do not include the estimated costs of the transaction of approximately $31,980 to be borne by Corefolio Fund.


EXAMPLE

      This example can help you compare the cost of investing in Perspectives Fund Advisor Class Shares with the cost of investing in Corefolio Fund Advisor Class Shares, both before and after the Reorganization. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

                                        1 YEAR  3 YEARS  5 YEARS  10 YEARS

                                        ----------------------------
If you sell your shares at the end of the period:
Perspectives Fund - Advisor Class       $ 95   $ 335    $ 594    $ 1,336

Corefolio Fund - Advisor Class          $ 94   $ 323    $ 571    $ 1,281

Projected Corefolio Fund - Advisor      $ 93   $ 314    $ 553    $ 1,238
  Class (after Reorganization)


----------------------


SPECIAL SERVICING AGREEMENT

      Effective May 1, 2009, the Funds entered into a Special Servicing Agreement with their underlying F-T funds and certain service providers of the Funds and the underlying F-T funds, pursuant to which each underlying F-T fund pays a portion of the Funds' expenses, including transfer agency and shareholder servicing costs, to the extent such payments are less than the amount of the benefits realized or expected to be realized by the underlying F-T fund from the investment in the underlying F-T fund by the Funds.


HOW DO THE PERFORMANCE RECORDS OF THE FUNDS COMPARE?

      Corefolio Fund Class A Shares have outperformed Perspectives Fund Class A shares over the one-year, five-year and since inception periods ended December 31, 2009. The average annual total return figures at net asset value, as of December 31, 2009, are shown below:

AVERAGE ANNUAL TOTAL RETURNS
(FIGURES REFLECT SALES CHARGES)

                                                               Since
                                    1 Year       5 Years      Inception(1)


Perspectives Fund - Class A         23.13%       -0.23%         2.05%
Corefolio Fund - Class A            25.05%        0.02%         3.43%

Perspectives Fund - Class C         28.70%        0.26%         2.47%
Corefolio Fund - Class C            30.80%        0.53%         3.67%

Perspectives Fund - Class R         30.34%        0.77%         2.98%
Corefolio Fund - Class R            32.49%        1.02%         4.21%

Perspectives - Advisor Class        31.02%        1.30%         3.51%
Corefolio Fund - Advisor Class      33.01%        1.51%         4.69%

(1) Perspectives Fund's inception date is August 2, 2004. Corefolio Fund's inception date is August 15, 2003.

WHERE CAN I FIND MORE FINANCIAL AND PERFORMANCE INFORMATION ABOUT
THE FUNDS?

      The Corefolio Fund Prospectus (enclosed as Exhibit B) contains additional financial and performance information about each Fund, including each Fund's financial performance for the past five years under the heading "Financial Highlights." Additional performance information as of the calendar year ended December 31, 2009, including after-tax return information, is contained in the Corefolio Fund Prospectus under the heading "Fund Summary - Performance." The Funds' Annual Report to Shareholders for the fiscal year ended December 31, 2009 contains additional performance information about the Funds under the heading "Performance Summary." The Funds' Annual Report to Shareholders is available free of charge upon request (see below the section entitled "Information about the Funds").

WHAT ARE OTHER KEY FEATURES OF THE FUNDS?

      The Funds use the same service providers for the following services:

      CUSTODY SERVICES. Franklin Templeton Investor Services, LLC ("Investor Services"), 3344 Quality Drive, Rancho Cordova, CA 95670-7313, as the transfer agent for the underlying F-T funds, effectively acts as the Funds' custodian and holds the Funds' shares of the underlying F-T funds on its books. The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as custodian of the Funds' cash, pending investment in shares of the underlying F-T funds.

      TRANSFER AGENCY SERVICES. Investor Services, an indirect wholly owned subsidiary of Resources, is the shareholder servicing and transfer agent and dividend-paying agent for Perspectives Fund and Corefolio Fund.

      DISTRIBUTION SERVICES. Franklin Templeton Distributors, Inc. ("Distributors") acts as the principal underwriter in the continuous public offering of each Fund's shares under the same terms and conditions.

      DISTRIBUTION AND SERVICE (12B-1) FEES. Class A shares, Class C shares and Class R shares of each Fund have a separate distribution or "Rule 12b-1" plan. Under each plan, each Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell shares of that class. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with such Fund, Distributors or its affiliates; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements. The distribution and service (12b-1) fees charged to each class are based only on the fees attributable to that particular class. Under the Class A plans for Corefolio Fund and Perspectives Fund, the Funds may pay up to 0.35% per year of the average daily net assets of Class A shares; however, the Board has determined to set the current amount payable under the Class A plans at 0.30% until further notice. Under the Class C plans, each Fund may pay up to 1.00% per year of the average daily net assets of Class C shares. Under the Class R plans, the Funds may pay up to 0.50% per year of the average daily net assets of Class R shares. For more information regarding Corefolio Fund's Rule 12b-1 plans, please see "The Underwriter - Distribution and Service (12b-1) fees" in its current SAI dated May 1, 2010.

      Advisor Class shares of Corefolio Fund and Perspectives Fund have not adopted a Rule 12b-1 plan.

      PURCHASES AND REDEMPTIONS. The maximum front-end sales charge imposed on purchases of Class A shares of Corefolio Fund and Perspectives Fund is 5.75% with reduced charges for purchases of $50,000 or more and no front-end sales charges for purchases of $1 million or more. However, for purchases of $1 million or more, redemptions of Class A shares that were purchased without an initial sales charge generally are subject to a 1% contingent deferred sales charge ("CDSC") if you sell the shares within 18 months of purchase. Class C shares do not have an initial sales charge but have a 1% CDSC if shares are sold within 12 months of purchase. Class R and Advisor shares do not have an initial sales charge or a CDSC.

      Shares of each Fund may be redeemed at their respective NAV per share, subject to any applicable CDSC. Additional information and specific instructions explaining how to buy, sell, and exchange shares of Corefolio Fund are outlined in the Corefolio Fund Prospectus under the heading "Your Account." The accompanying Corefolio Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions."

      DIVIDENDS AND DISTRIBUTIONS. Each Fund intends to pay a dividend semiannually representing substantially all of its net investment income and to distribute capital gains, if any, annually. The amount of these distributions will vary and there is no guarantee that Perspectives Fund or Corefolio Fund will pay income dividends or capital gains distributions.

      The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see the Corefolio Fund Prospectus under the heading "Distributions and Taxes."

                         REASONS FOR THE REORGANIZATION

      The Board, on behalf of Perspectives Fund, has approved the Reorganization in order to combine Perspectives Fund with a larger fund that has generally similar investment goals and strategies. Shareholders of both Funds potentially could benefit from the growth in assets realized by the Reorganization. Perspectives Fund shareholders would become shareholders of a fund with a lower expense ratio.

      A meeting of the Board was held on February 23, 2010 to consider the proposed Reorganization. The Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Trust (the "Independent Trustees") advised on this matter by their independent counsel.

      The Board requested and received from Distributors written materials containing relevant information about Corefolio Fund and the proposed Reorganization, including fee and expense information on an actual and future estimated basis, and comparative performance data. The Board considered the potential benefits and costs of the Reorganization to Perspectives Fund's shareholders. The Board reviewed detailed information about: (1) the investment goals and strategies of Corefolio Fund; (2) the portfolio administration of Corefolio Fund; (3) the differences in the investment strategies used by Perspectives Fund in achieving its investment goal from those used by Corefolio Fund; (4) the comparative short-term and long-term investment performance of Perspectives Fund and Corefolio Fund; (5) the current expense ratios of Perspectives Fund and Corefolio Fund; (6) the agreement by FT Services to pay 50% of the expenses related to the Reorganization; and (7) the expected tax consequences of the Reorganization to Perspectives Fund and its shareholders.

      At its February 23, 2010 Board meeting, the Board also considered and approved the Corefolio allocation adjustment by adding Franklin Flex Growth Fund as an underlying F-T fund to Corefolio Fund, in order to realign Corefolio Fund to its original four underlying F-T funds strategy. Prior to May 6, 2009, Corefolio Fund held a 25% allocation in Franklin Capital Growth Fund, a growth style equity product. Franklin Capital Growth Fund was reorganized into Franklin Growth Fund, resulting in Corefolio Fund holding a 50% position in Franklin Growth Fund. The Board determined that Franklin Flex Cap Growth Fund would be a suitable replacement for Franklin Capital Growth Fund. Based upon Fund management's recommendation, the Board also determined that the addition of this fourth underlying F-T fund would increase Corefolio Fund's diversification for shareholders among holdings and investment styles. In connection with the Reorganization, the Board considered that after the Corefolio allocation adjustment, Perspectives Fund and Corefolio Fund would have even more similar investment strategies including each having an allocation to Franklin Flex Cap Growth Fund.

      The Board also considered the administration fee paid by the Funds. Each Fund pays an administration fee equal to 0.10% of such Fund's average daily net assets. The Board also considered the fact that the administrator has contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees and acquired fund fees and expenses) for each class of the Fund do not exceed 0.10% (other than certain non-routine expenses) until April 30, 2011.

      Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Board, including all of the Independent Trustees, concluded that the Reorganization is in the best interests of Perspectives Fund and its shareholders and that the interests of the Perspectives Fund's shareholders will not be diluted as a result of the Reorganization. The Board approved the Plan and the Reorganization on February 23, 2010.

      The Board, on behalf of Corefolio Fund, also concluded that the Reorganization is in the best interests of Corefolio Fund and its shareholders and that the interests of the Corefolio Fund's shareholders will not be diluted as a result of the Reorganization.

               INFORMATION ABOUT THE REORGANIZATION

      This is only a summary of the Plan. You should read the actual Plan, which is attached as Exhibit A, for complete information about the Reorganization.

HOW WILL THE REORGANIZATION BE CARRIED OUT?

      The Reorganization will take place after various conditions are satisfied, including the preparation of certain documents. The Trust will determine a specific date, called the "closing date," for the actual Reorganization to take place. Perspectives Fund closed to new investors on or about March 19, 2010. However, existing investors will be permitted to purchase additional shares until June 15, 2010.

      Pursuant to the Plan, Perspectives Fund will transfer substantially all of its assets to Corefolio Fund on the closing date, which is expected to occur on or about June 22, 2010, but which may occur on a later date as the officers of the Trust may determine. In exchange, the Trust will issue shares of Corefolio Fund of the corresponding classes that have an aggregate NAV equal to the dollar value of the assets delivered to Corefolio Fund. The Trust will distribute the Corefolio Fund shares it receives to the shareholders of Perspectives Fund. Each shareholder of Perspectives Fund will receive a number of Corefolio Fund shares with an aggregate NAV equal to the aggregate NAV of his or her shares of Perspectives Fund. The share transfer books of Perspectives Fund will be permanently closed as of 1:00 p.m., Pacific time, on the closing date. Perspectives Fund will only accept requests for redemptions received in proper form before 1:00 p.m., Pacific time, on the closing date. Requests received after that time will be considered requests to redeem shares of Corefolio Fund. As soon as is reasonably practicable after the transfer of its assets, Perspectives Fund will pay or will have made provisions for payment of all its liabilities. Perspectives Fund will then terminate its existence as a separate series of the Trust.

      To the extent permitted by law, the Trust may amend the Plan without shareholder approval or notice.

      The Trust, on behalf of each Fund, has made representations in the Plan that are customary in matters such as the Reorganization. The obligations of the Trust under the Plan with respect to each Fund are subject to various conditions, including:

o The Trust's registration statement on Form N-14 under the Securities Act of 1933 (the "Registration Statement"), of which this Prospectus/Information Statement is a part, shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall have been initiated or threatened by the SEC (and not withdrawn or terminated); and

o The Trust shall have received the tax opinion described below that the consummation of the Reorganization will not result in the recognition of gain or loss for federal income tax purposes for Perspectives Fund, Corefolio Fund or their shareholders.

      The Trust may determine to terminate or abandon the Plan and the Reorganization at any time before the closing date.

      Following the closing date, until outstanding certificates for shares of Perspectives Fund are surrendered, certificates for shares of Perspectives Fund shall be deemed, for all Corefolio Fund purposes, to evidence ownership of the appropriate number of Corefolio Fund shares into which the shares of Perspectives Fund have been converted.

WHO WILL PAY THE EXPENSES OF THE REORGANIZATION?

      Total expenses for the Reorganization are estimated at $127,920. Perspectives Fund and Corefolio Fund will each pay 25% of the total cost of the Reorganization ($31,980 per Fund) and FT Services will pay 50% of the total cost of the Reorganization ($63,960). The expenses of the Reorganization include legal counsel fees, accountant fees, expenses related to the printing and mailing of this Proxy/Information Statement, but do not include any portfolio transaction costs arising from the Reorganization and from the Corefolio allocation adjustment, which will be borne by the respective Fund.

WHAT ARE THE TAX CONSEQUENCES OF THE REORGANIZATION?

      The following is a general summary of the material federal income tax consequences of the Reorganization and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the "Code"), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the Internal Revenue Service and published judicial decisions, all of which are subject to change.

      The Reorganization is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of Code. Based on certain assumptions and representations received from the Trust, on behalf of the Funds, a condition to the closing of the Reorganization is that the Funds will have the opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Funds, to the effect that, (i) the shareholders of Perspectives Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of Perspectives Fund for shares of Corefolio Fund, and (ii) neither Corefolio Fund nor its shareholders will recognize any gain or loss upon Corefolio Fund's receipt of the assets of Perspectives Fund. In addition, the holding period and aggregate tax basis for Corefolio Fund shares that are received by a Perspectives Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of Perspectives Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

      Opinions of counsel are not binding upon the Internal Revenue Service or the courts. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, Perspectives Fund would recognize gain or loss on the transfer of its assets to Corefolio Fund and each shareholder of Perspectives Fund would recognize a taxable gain or loss equal to the difference between its tax basis in its Perspectives Fund shares and the fair market value of the shares of Corefolio Fund it received.

      ORDERLY REORGANIZATION OF PERSPECTIVES FUND. The parties have agreed to cooperate to facilitate the orderly reorganization of Perspectives Fund into Corefolio Fund. The transition may include an adjustment to the allocation of Perspectives Fund in the underlying F-T funds which may result in the realization of capital gains that, to the extent not offset by capital losses, would be distributed to the shareholders of Perspectives Fund prior to the closing date. Because Perspectives Fund is in a net loss position at December 31, 2009, as reflected in the chart below under "General Limitation on Capital Losses," it is not anticipated that the adjustment to Perspectives Fund's allocation to the underlying F-T funds prior to the Reorganization will result in any material amounts of capital gains to be distributed to shareholders. No transaction costs are anticipated to be incurred in connection with the adjustment to Perspectives Fund's allocation to the underlying F-T funds prior to the Reorganization.

      PERSPECTIVES FUND DIVIDEND DISTRIBUTION. Before the Reorganization, Perspectives Fund expects to distribute ordinary income and realized capital gains (net of available capital loss carryovers) on account of the prior fiscal year and for the short-period through the closing date, if any, to shareholders.

      GENERAL LIMITATION ON CAPITAL LOSSES. Capital losses can generally be carried forward to each of the eight (8) years succeeding the loss year to offset future capital gains, subject to an annual limitation if there is a more than 50% "change in ownership" of a fund. The reorganization of Perspectives Fund, as the smaller of the two Funds, will result in a more than 50% change in ownership of Perspectives Fund on a combined basis. As a result, any capital loss carryovers of Perspectives Fund, together with any current year loss and net unrealized depreciation in the value of its assets (collectively, its "total capital loss carryovers"), will be subject to an annual limitation for federal income tax purposes. In addition, for five years beginning after the closing date, neither Fund will be permitted to offset its "built-in" gains, if any, at the time of the Reorganization against the capital losses (including capital loss carry-forwards) built-in to the other Fund at the time of the Reorganization. The total capital loss carryovers of the Funds, and the approximate annual limitation on the use of Perspectives Fund's total capital loss carryovers following the Reorganization are as follows:

-------------------------------------------------------------------
                                       PERSPECTIVES    COREFOLIO
                                           FUND          FUND
                                       (12/31/2009) (12/31/2009)
-------------------------------------------------------------------
 LINE
-------------------------------------------------------------------
   1    Capital Loss Carryovers
-------------------------------------------------------------------

   2    Expiring 2016 -2017            ($10,567,318) ($35,778,052)
-------------------------------------------------------------------
   3    Post-October Loss (1)           ($1,572,645)    ($242,331)
-------------------------------------------------------------------
        Unrealized depreciation in
        value of investments on a tax
   4    basis                          ($40,399,839) ($16,342,822)
-------------------------------------------------------------------
   5    Total Capital Loss Carryovers
                                       ($52,539,802) ($52,363,205)
-------------------------------------------------------------------
        Unrealized depreciation in
        investments on a tax basis as
        a percentage of net asset
   6    value [L4/L7]                         -18.5%         -3.4%
-------------------------------------------------------------------

   7    Net Asset Value                 $217,932,845  $475,100,488
-------------------------------------------------------------------
   8    Long-Term Tax-Exempt Rate              4.03%           n/a
        (Mar 2010)
-------------------------------------------------------------------
   9    Approximate Annual Limitation     $8,782,694           n/a
        [L6 x L8] (2)
-------------------------------------------------------------------
(1) Treated as arising on January 1, 2010. (2) The actual limitation will equal the aggregate net asset value of Perspectives Fund on the closing date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Reorganization closes; such limitation will be increased by the amount of any built-in gain, i.e., unrealized appreciation in value of investments, of Perspectives Fund on the closing date that is recognized in a taxable year.


      This annual limitation on use of Perspectives Fund's total capital loss carryovers may result in some portion of such carryovers expiring unutilized, depending on the facts at the time of closing the Reorganization. This might be viewed as resulting in some reduction in the available tax benefits for the shareholders of Perspectives Fund, although such capital loss carryovers are a tax benefit only to the extent such losses offset future capital gains. In addition, some portion of such total capital loss carryovers might have expired unutilized in any event. Also, any total capital loss carryovers of Corefolio Fund will be available to the shareholders of both Funds post-Reorganization.

      APPRECIATION IN VALUE OF INVESTMENTS. Buying shares in a fund that has material unrealized appreciation in portfolio investments may be less tax efficient than buying shares in a fund with no such unrealized appreciation in value of investments. Conversely, buying shares in a fund with unrealized depreciation in value of investments may be more tax efficient because such deprecation when realized will offset other capital gains that might otherwise be distributed to shareholders causing the shareholders to pay tax on such distributions. These same considerations apply in the case of a reorganization. The shareholders of Perspectives Fund and Corefolio Fund will be subject to either greater or less appreciation (depreciation) in value of portfolio investments as a result of the Reorganization. Based on Perspectives Fund's unrealized depreciation in value of investments on a tax basis as a percentage of its net asset value as of December 31, 2009 of -18.5 % compared to that of Corefolio Fund of -3.4%, and of -8.2% on a combined basis post-Reorganization, the shareholders of Perspectives Fund are being exposed to slightly less unrealized depreciation in value of investments post-Reorganization relative to what they are presently exposed. However, this determination can only be made at time of closing the Reorganization, taking into account each Fund's normal portfolio activities as well as the effect of any changes in each Fund's allocation to the underlying F-T funds which occur prior to closing. For a discussion of the anticipated changes in each Fund's anticipated allocation to underlying F-T funds, see "Summary - How do the investment goals and strategies of the Funds compare."

      TRACKING YOUR BASIS AND HOLDING PERIOD; STATE AND LOCAL Taxes. After the Reorganization, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Reorganization in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Reorganization because this discussion only relates to the federal income tax consequences.

WHAT SHOULD I KNOW ABOUT THE SHARES OF COREFOLIO FUND?

      Class A, Class C, Class R and Advisor Class shares of Corefolio Fund will be distributed to Class A, Class C, Class R and Advisor Class shareholders of Perspectives Fund, respectively, and generally will have the same legal characteristics as the shares of Perspectives Fund with respect to such matters as voting rights, accessibility, conversion rights, and transferability. Corefolio Fund issues one other class of shares - Class B shares, which has different expenses than Corefolio Fund Class A, Class C, Class R and Advisor Class shares. Corefolio Fund and Perspectives Fund are series of the Trust, which is organized as Delaware statutory trust.

WHAT ARE THE CAPITALIZATIONS OF THE FUNDS AND WHAT MIGHT THE
CAPITALIZATION BE AFTER THE REORGANIZATION?

      The following table sets forth, as of December 31, 2009, the capitalization of Perspectives Fund and Corefolio Fund. The table also shows the projected capitalization of Corefolio Fund as adjusted to give effect to the Reorganization. The capitalization of Corefolio Fund and its classes is likely to be different when the Reorganization is consummated.





                                                              COREFOLIO FUND
                         PERSPECTIVES  COREFOLIO              PROJECTED AFTER
                            FUND       FUND                   REORGANIZATION
                         (AUDITED)    (AUDITED)  ADJUSTMENTS    (UNAUDITED)*
                          -------------------------------------------------

Net assets (all classes)
  (thousands)**           $ 217,933   $ 475,100     ($64)      $ 692,969
Total shares outstanding
  (all classes)           21,951,175  42,973,625              62,678,088

Class A net assets
  (thousands)             $ 160,725   $ 319,688     ($45)      $ 480,368
Class A shares
  outstanding             16,172,461  28,851,278              43,355,018
Class A net asset value
  per share                 $ 9.94     $ 11.08                  $ 11.08

Class B net assets                     $ 39,093     ($3)        $ 39,090
  (thousands)                 --
Class B shares                        3,542,296                3,542,296
  outstanding                 --
Class B net asset value                $ 11.04                  $ 11.04
  per share                   --

Class C net assets         $52,314   $ 113,040      ($15)      $ 165,339
  (thousands)
Class C shares
  outstanding             5,287,649  $10,284,227               15,043,692
Class C net asset value
  per share                 $9.89     $   10.99                  $ 10.99

Class R net assets          $ 702      $ 1,364                  $ 2,066
(thousands)
Class R shares              70,487     123,198                  186,510
outstanding
Class R net asset value     $ 9.95     $ 11.08                  $ 11.08
per share

Advisor Class net assets
  (thousands)              $ 4,192     $ 1,915      ($1)        $ 6,106
Advisor Class shares
  outstanding              420,578     172,626                  550,572
Advisor Class net asset
  value per share           $ 9.97     $ 11.09                  $ 11.09

* The projected capitalization of Corefolio Fund after the Reorganization includes the estimated expenses of the Reorganization borne by Corefolio Fund and Perspectives Fund. The total estimated expenses are $127,920 which will be allocated 25% to each Fund, and 50% to FT Services.

** Perspectives Fund offers Class A, Class C, Class R and Advisor Class shares.
   Corefolio Fund has five classes of shares: Class A, Class B, Class C, Class R and Advisor Class.

       COMPARISON OF INVESTMENT GOALS, STRATEGIES AND RISKS

      This section describes and compares the key differences between the investment goals and strategies of the Funds as well as the risks associated with such goals and strategies. The investment goal and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the Affirmative Majority Vote, as defined herein, of that Fund's outstanding shares. Notwithstanding the foregoing, the underlying F-T funds have adopted certain investment restrictions, which may be more or less restrictive than the Funds' restrictions, thereby permitting the Fund to engage in investment strategies indirectly that are prohibited under the Funds' current investment restrictions. Unless otherwise noted, the investment strategies of the Funds are non-fundamental and may be changed without shareholder approval. For a complete description of Corefolio Fund's investment strategies and risks, you should read the Corefolio Fund Prospectus, which is enclosed with this Prospectus/Information Statement as Exhibit B, and the SAI relating to this Prospectus/Information Statement, which is incorporated by reference into this Prospectus/Information Statement and is available upon request.

ARE THERE ANY SIGNIFICANT DIFFERENCES BETWEEN THE INVESTMENT
GOALS, STRATEGIES AND RISKS OF EACH FUND?

      Both Funds have the same investment goal - capital appreciation. The investment strategies for Perspectives Fund and Corefolio Fund are similar. The main difference is the asset allocation among the underlying F-T funds.

INVESTMENT STRATEGIES:

      Each Fund's assets are invested in a combination of underlying F-T funds on a fixed percentage basis as stated in the table below. The underlying F-T funds, in turn, invest primarily in U.S. and foreign equity securities, and to a lesser extent, fixed-income and money market securities. The Board, on behalf of Corefolio Fund, has approved the Corefolio allocation adjustment which will provide a 25% allocation to each of Franklin Growth Fund, Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund. It is anticipated that the Corefolio allocation adjustment will take place prior to the closing of the Reorganization. The table below shows the current allocation by each Fund in the underlying F-T funds, as well as the anticipated allocation of Corefolio Fund following the Corefolio allocation adjustment:

   PERSPECTIVES FUND        COREFOLIO FUND         COREFOLIO FUND
       (CURRENT)              (CURRENT)          (AFTER COREFOLIO
                                               ALLOCATION ADJUSTMENT)

Franklin Flex Cap Fund  ______________________     Franklin Flex Cap
       (33 1/3%)                                     Fund (25%)

                         Franklin Growth Fund   Franklin Growth Fund
_____________________          (50%)                  (25%)

  Mutual Shares Fund      Mutual Shares Fund     Mutual Shares Fund
       (33 1/3%)                (25%)                  (25%)

 Templeton Growth Fund  Templeton Growth Fund  Templeton Growth Fund
       (33 1/3%)                (25%)                  (25%)


      The percentage allocations to the underlying F-T funds is monitored daily by FT Services and the allocations are rebalanced whenever the actual allocations exceed plus or minus 3% of the fixed percentages. Below is a brief description of the investment goals and strategies of the underlying F-T funds.

      FRANKLIN FLEX CAP GROWTH FUND The fund seeks capital appreciation by investing predominantly in equity securities of companies that the manager believes have the potential for capital appreciation. The fund has the flexibility to invest in companies located, headquartered, or operating inside and outside the United States, across the entire market capitalization spectrum from small, emerging growth companies to well-established, large cap companies. A substantial portion of the fund's investments may be in smaller and mid-size companies. The fund, from time to time, may have significant positions in particular sectors such as technology (including electronic technology, technology services, biotechnology and healthcare technology).

      FRANKLIN GROWTH FUND The fund seeks capital appreciation by investing substantially in the equity securities of companies that are leaders in their industries. In selecting securities, the manager considers many factors, including: historical and potential growth in revenues and earnings; assessment of strength and quality of management; and determination of a company's strategic positioning in its industry. The fund may have significant positions in particular sectors, such as technology (including computers and telecommunications), healthcare (including biotechnology) and producer manufacturing. The fund may invest up to 40% of its assets in the securities of smaller companies. The fund also may invest up to 40% of its assets in foreign securities and up to 10% in non-U.S. dollar denominated securities.

      MUTUAL SHARES FUND The fund principally seeks capital appreciation, which may occasionally be short-term; its secondary goal is income. The fund invests primarily in equity securities (including securities convertible into, or that the manager expects to be exchanged for, common or preferred stock) of U.S. and foreign companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). Following this value-oriented strategy, the fund invests primarily in undervalued securities, and, to a lesser extent, in risk arbitrage securities and distressed companies. The equity portion of the fund's investments is predominantly mid and large cap companies. The fund may invest a significant portion (up to 35%) of its assets in foreign securities.

      TEMPLETON GROWTH FUND The fund seeks long-term capital growth. Under normal market conditions, the fund invests primarily in the equity securities of companies located anywhere in the world, including emerging markets. Additionally, depending upon current market conditions, the fund may invest in debt securities (up to 25% of total assets) of companies and governments located anywhere in the world. In selecting equity investments, the fund's manager applies a "bottom up," value-oriented, long-term approach, focusing on the market price of a company's securities relative to the manager's evaluation of the company's long-term earnings, asset value and cash flow potential. The manager also considers a company's price/earnings ratio, profit margins and liquidation value.

WHAT ARE THE PRINCIPAL RISK FACTORS ASSOCIATED WITH INVESTMENTS
IN THE FUNDS?

      Like all investments, an investment in Perspectives Fund or Corefolio Fund involves risk. These risks are summarized below. There is no assurance that Perspectives Fund or Corefolio Fund will meet their investment goals. The value of an investment in Perspectives Fund and Corefolio Fund is based primarily on the performance of, and its allocation among, the underlying F-T funds; therefore, the Funds' risks are based on the risks associated with an investment in the underlying F-T funds.

      Because the Funds' investments are concentrated in the underlying F-T funds, and each Fund's performance is directly related to the performance of the underlying F-T funds held by it, the ability of the Funds to achieve their investment goal is directly related to the ability of the underlying F-T funds to meet their investment goal. In addition, shareholders of the Funds will indirectly bear the fees and expenses of the underlying F-T funds.

      EQUITY FUNDS If a Fund invests in an underlying stock fund, its returns will fluctuate with changes in the stock market. Generally, stocks historically have outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. These price movements may result from factors affecting individual companies or industries, or the securities market as a whole. A slower growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by an underlying F-T fund.

      GROWTH STYLE INVESTING Certain underlying F-T funds may use a growth style of investing. Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Growth stocks may be more expensive relative to their current earnings or assets compared to value or other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall. Prices of these companies' securities may be more volatile than other securities, particularly over the short term.

      VALUE STYLE INVESTING Certain underlying F-T funds may use a value style of investing. Value stock prices are considered "cheap" relative to the company's perceived value and are often out of favor with other investors. A value manager may invest in such stocks if it believes the market may have overreacted to adverse developments or failed to appreciate positive changes. However, if other investors fail to recognize the company's value (and do not become buyers, or if they become sellers or favor investing in faster-growing companies), value stocks may not increase in value as anticipated by the manager and may even decline in value.

      RISK ARBITRAGE SECURITIES AND DISTRESSED COMPANIES Certain underlying F-T funds may invest in risk arbitrage securities and distressed companies. A merger or other restructuring or tender or exchange offer proposed at the time an underlying F-T fund invests in risk arbitrage securities may not be completed on the terms or within the time frame contemplated, resulting in losses to the underlying F-T fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default. Also, securities of distressed companies are generally more likely to become worthless than the securities of more financially stable companies.

      FOREIGN SECURITIES Each Fund will indirectly be subject to the following risks to the extent that an underlying F-T fund invests in foreign securities. Investing in foreign securities, including securities of foreign governments and depositary receipts, typically involves more risks than investing in U.S. securities. Certain of these risks also may apply to securities of U.S. companies with significant foreign operations. These risks can increase the potential for losses in the Fund and affect its share price.

o CURRENCY EXCHANGE RATES. Foreign securities may be issued and traded in foreign currencies. As a result, their values may be affected by changes in exchange rates between foreign currencies and the U.S. dollar, as well as between currencies of countries other than the U.S.
          For example, if the value of the U.S. dollar goes up compared to a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer U.S. dollars.

o POLITICAL AND ECONOMIC DEVELOPMENTS. The political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S. Investments in these countries may be subject to the risks of internal and external conflicts, currency devaluations, foreign ownership limitations and tax increases. It is possible that a government may take over the assets or operations of a company or impose restrictions on the exchange or export of currency or other assets. Some countries also may have different legal systems that may make it difficult for an underlying F-T fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments. Diplomatic and political developments, including rapid and adverse political changes, social instability, regional conflicts, terrorism and war, could affect the economies, industries and securities and currency markets, and the value of the underlying F-T fund's investments, in non-U.S. countries. These factors are extremely difficult, if not impossible, to predict and take into account with respect to an underlying F-T fund's investments.

o TRADING PRACTICES. Brokerage commissions and other fees generally are higher for foreign securities. Government supervision and regulation of foreign securities markets, currency markets, trading systems and brokers may be less than in the U.S. The procedures and rules governing foreign transactions and custody (holding of the underlying F-T fund's assets) also may involve delays in payment, delivery or recovery of money or investments.

o AVAILABILITY OF INFORMATION. Foreign companies may not be subject to the same disclosure, accounting, auditing and financial reporting standards and practices as U.S. companies. Thus, there may be less information publicly available about foreign companies than about most U.S. companies.

o         LIMITED MARKETS. Certain foreign securities may be less liquid
          (harder to sell) and their prices may be more volatile than many U.S. securities. This means the Fund may at times be unable to sell foreign securities at favorable prices.

o EMERGING MARKETS. The risks of foreign investments typically are greater in less developed countries, sometimes referred to as developing or emerging markets. For example, political and economic structures in these countries may be less established and may change rapidly. These countries also are more likely to experience high levels of inflation, deflation or currency devaluation, which can harm their economies and securities markets and increase volatility. In fact, short-term volatility in these markets and declines of 50% or more are not uncommon. Restrictions on currency trading that may be imposed by emerging market countries will have an adverse effect on the value of the securities of companies that trade or operate in such countries.

      SECTOR FOCUS Although each Fund does not expect any of the underlying F-T funds to concentrate their investments in any one sector, they may from time to time allocate more of their holdings in aggregate to a particular sector. To the extent that an underlying F-T fund has significant investments in one or a few sectors, the underlying F-T fund, and indirectly a Fund, is subject to more risk than a fund that maintains broad sector diversification.

o         TECHNOLOGY COMPANIES.   Technology company stocks can be
          subject to abrupt or erratic price movements and have been volatile, especially over the short term, due to the rapid pace of product change and development affecting such companies. Technology companies are subject to significant competitive pressures, such as new market entrants, aggressive pricing and tight profit margins. In addition, the prices of technology issuers may be influenced not only by developments relating to the company, but also to factors that affect the sector, even if those factors are not really relevant to the company.

o         HEALTHCARE TECHNOLOGY COMPANIES.   The activities of health
          care companies may be funded or subsidized by federal and state governments. If government funding and subsidies are reduced or discontinued, the profitability of these companies could be adversely affected. Health care companies may also be affected by government policies on health care reimbursements, regulatory approval for new drugs and medical instruments, and similar matters. They are also subject to legislative risk, i.e., the risk of a reform of the health care system through legislation.

o         ELECTRONIC TECHNOLOGY AND TECHNOLOGY SERVICE COMPANIES.
          These companies also face the risks that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. These factors can affect the profitability of technology companies and, as a result, the value of their securities. In addition, many Internet-related companies are in the emerging stage of development and are particularly vulnerable to the risks that their business plans will not develop as anticipated and of rapidly changing technologies.

o         FINANCIAL SERVICES COMPANIES.   The underlying F-T funds,
          and in particular the Franklin Flex Cap Growth Fund, may have significant investments in the financial services sector, which includes such issuers as commercial banks, thrift institutions, insurance companies and finance companies. Financial services companies are subject to extensive government regulation that may affect their profitability in many ways, including by limiting the amount and types of loans and other commitments they can make, and the interest rates and fees they can charge. A financial services company's profitability, and therefore its stock price, is especially sensitive to interest rate changes as well as the ability of borrowers to repay their loans. Changing regulations, continuing consolidations, and development of new products and structures all are likely to have a significant impact on financial services companies.


      SMALLER AND MIDSIZE COMPANIES Certain underlying F-T funds may invest in smaller and midsize companies. While smaller and midsize companies may offer substantial opportunities for capital growth, they also involve substantial risks and should be considered speculative. Historically, smaller and midsize company securities have been more volatile in price than larger company securities, especially over the short term. Among the reasons for the greater price volatility are the less certain growth prospects of smaller and midsize companies, the lower degree of liquidity in the markets for such securities, and the greater sensitivity of smaller and midsize companies to changing economic conditions.

      In addition, smaller and midsize companies may lack depth of management, be unable to generate funds necessary for growth or development, or be developing or marketing new products or services for which markets are not yet established and may never become established. This risk is specific to each Fund's investment in the Mutual Shares, Franklin Growth and Franklin Flex Cap Growth Funds.

      DERIVATIVE INSTRUMENTS To the extent an underlying F-T fund participates in the following derivative transactions: option transactions, foreign currency exchange transactions, futures contracts, swap agreements and collateralized mortgage obligations, its investment may involve a small investment relative to the amount of risk assumed. Derivative securities involve cost and may be volatile. To the extent the underlying F-T fund enters into these transactions, their successful use will depend on the underlying F-T funds manager's ability to predict market movements. Risks include delivery failure, default by the other party or the inability to close out a position because the trading market becomes illiquid. Some derivatives are particularly sensitive to changes in interest rates.

      More information about the risks to which the underlying F-T funds are subject is available in the Corefolio Fund Prospectus under the section entitled "Risks of Investing in the Underlying Franklin Templeton Funds" under the heading "Fund Details."

                           INFORMATION ABOUT THE FUNDS

      Information about each Fund is included in the Corefolio Fund Prospectus, which is enclosed with and incorporated by reference into (is considered a part of) this Prospectus/Information Statement. Additional information about the Funds is included in the Funds' SAI dated May 1, 2010 and the Annual Report to Shareholders for the fiscal year ended December 31, 2009. You may request free copies of these documents and other information relating to the Funds by calling (800) DIAL BEN (R) or by writing to the Trust, P.O. Box 99715, Sacramento, CA 95899-7151. These documents have been filed with the SEC.

      The Trust also files proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. Reports and other information filed by the Trust can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. Also, you can obtain copies of this information, after paying a duplicating fee at prescribed rates, by writing to the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, DC 20549 or from the SEC's Internet site at www.sec.gov or by electronic request at the following email address: PUBLICINFO@SEC.GOV .

                FURTHER INFORMATION ABOUT THE FUNDS

      The following is a discussion of the organization of each Fund. More detailed information about each Fund's current corporate structure is contained in the Funds' SAI.

      COMPARISON OF CAPITAL STRUCTURE. Perspectives Fund and Corefolio Funds are series of the Trust, which was organized as a Delaware business trust on October 2, 1995 (now referred to as a Delaware statutory trust). The number of shares of Perspectives Fund and Corefolio Fund is unlimited, each without par value. The Funds may issue fractional shares.

      Shares of both Perspectives Fund and Corefolio Fund are fully paid and nonassessable and have no preference, preemptive or subscription rights. Perspectives Fund and Corefolio Fund shareholders have no appraisal rights.

      COMPARISON OF VOTING RIGHTS. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. Shareholders of the Funds are not entitled to cumulative voting in the election of Trustees. Quorum for a shareholders' meeting of the Trust is forty per cent (40%) of the outstanding shares entitled to vote, which are present at a shareholder's meeting in person or by proxy.

      The 1940 Act provides that shareholders of each Fund has the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

      In addition, shareholders of each Fund are granted the power to vote on certain matters by the laws of the jurisdiction under which they were formed and by their Agreement and Declaration of Trust. The rights to vote on these matters are the same for each Fund.

      When a quorum is present, a majority of votes cast at a meeting of shareholders shall decide any questions and a plurality shall elect a Trustee, unless the Declaration of Trust, by-laws or applicable law provide otherwise.

      The organizational documents for the Trust establish the maximum number of days prior to a shareholders' meeting during which a record date may be set by the Funds Board as 120 days.

      LEGAL STRUCTURE. Mutual funds, such as the Trust, formed under the Delaware Statutory Trust Act ("DSTA"), are granted a significant amount of operational flexibility to adopt features, rights and obligations of the statutory trust and its trustees and shareholders in their charter instruments. Investment companies organized as Delaware statutory trusts have been able to benefit from this flexibility to streamline their operations and minimize expenses.

      Also, funds organized as Delaware statutory trusts have greater flexibility in structuring shareholder voting rights and shareholder meetings. The DSTA allows a fund to provide in its governing documents that each of these types of transactions may go forward with only trustee approval; all are subject, however, to any special voting requirements of the 1940 Act.

      LIMITED LIABILITY FOR SHAREHOLDERS. Under the DSTA, shareholders of the Trust are entitled to the same limitation of personal liability as is extended to shareholders of a corporation organized for profit under Delaware General Corporation Law.

      BOARD OF TRUSTEES. Pursuant to the DSTA and the Trust's Agreement and Declaration of Trust, the responsibility for the management of the Trust is vested in the Board, which, among other things, is empowered by the Trust's Agreement and Declaration of Trust to elect the officers of the Trust and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Agreement and Declaration of Trust, no Trustee of the Trust shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      INSPECTION RIGHTS. Each Fund provides certain inspection rights to shareholders of its books and records, at least to the extent required by applicable law.

      LEGAL PROCEEDINGS. For information about material pending legal proceedings and regulatory matters, please see the section entitled "Administration" in the Funds prospectus.



                           PRINCIPAL HOLDERS OF SHARES

      As of April 15, 2010, the officers and Trustees of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of Perspectives Fund and Corefolio Fund. From time to time, the number of shares of each Fund held in the "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. More information about persons who owned (beneficially or of record) 5% or more of the outstanding shares of any class of Corefolio Fund or Perspectives Fund is included in Exhibit C to this Prospectus/Information Statement.



                             By Order of the Board of Trustees,


                             Karen L.  Skidmore
                                    SECRETARY
[May 3, 2010]


                                    GLOSSARY

USEFUL TERMS AND DEFINITIONS

      1940 ACT- Investment Company Act of 1940, as amended.

      AFFIRMATIVE MAJORITY VOTE - the affirmative vote of the lesser of: (i) a majority of the outstanding shares of a Fund, or (ii) 67% or more of the outstanding shares of a Fund present at or represented by proxy at the a meeting of shareholders if the holders of more than 50% of the outstanding shares of a Fund are present or represented by proxy.

      CDSC- Contingent Deferred Sales Charge.

      DISTRIBUTORS- Franklin Templeton Distributors, Inc., One
Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for each Fund.

      DSTA- Delaware Statutory Trust Act.

      FRANKLIN ADVISERS- Franklin Advisers, Inc. provides FT
Services with assistance in monitoring the underlying F-T funds and the Funds' investment in the underlying F-T funds.

      FRANKLIN TEMPLETON FUNDS- The U.S. registered mutual funds in Franklin Templeton Investments except Franklin Templeton
Variable Insurance Products Trust and Franklin Mutual Recovery
Fund.

      FRANKLIN TEMPLETON INVESTMENTS- Resources (as defined below), a publicly owned global investment organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries.

      FT SERVICES- Franklin Templeton Services, LLC, the administrator for each Fund. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate to the Funds principal underwriter.

      INVESTOR SERVICES- Franklin Templeton Investor Services, LLC, 3344 Quality Drive, Rancho Cordova, CA 95670-7313, the shareholder servicing, transfer agent and dividend-paying agent for each Fund.

      MOODY'S- Moody's Investor Services.

      NET ASSET VALUE (NAV)- The value of a mutual fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

      RESOURCES- Franklin Resources, Inc., One Franklin Parkway,
San Mateo, CA 94403-1906.

      S&P(R)- Standard & Poor's

      SAI- Statement of Additional Information

      SEC- U.S. Securities and Exchange Commission

      SECURITIES DEALER- A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts for the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

      U.S.- United States of America.


           EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT

EXHIBIT:

A. Form of Plan of Reorganization by Franklin Templeton Fund Allocator Series, on behalf of its series Franklin Templeton Perspectives Allocation Fund and Franklin Templeton
      Corefolio Allocation Fund (attached)

B. Prospectus of Franklin Templeton Corefolio Allocation Fund - Class A, Class B, Class C, Class R and Advisor Class and Franklin Templeton Perspectives Allocation Fund - Class A, Class C, Class R and Advisor Class, dated May 1, 2010 (enclosed)

C.    Ownership of the Funds












                                  EXHIBIT A

                       FORM OF PLAN OF REORGANIZATION


                             PLAN OF REORGANIZATION

      THIS PLAN OF REORGANIZATION (the "Plan"), is made as of this _______ day of ________, 2010, by Franklin Templeton Fund Allocator Series (the "Trust"), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Franklin Parkway, San Mateo, CA 94403-1906, on behalf of its series, Franklin Templeton Perspectives Allocation Fund ("Perspectives Fund") and Franklin Templeton Corefolio Allocation Fund ("Corefolio Fund") (together, the "Funds" and, individually, a "Fund").

                             PLAN OF REORGANIZATION

      The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by the Templeton Trust, on behalf of Corefolio Fund, of substantially all of the property, assets and goodwill of Perspectives Fund in exchange solely for full and fractional Class A, Class C, Class R and Advisor Class shares of beneficial interest, with no par value, of Corefolio Fund ("Corefolio Fund Shares"); (ii) the distribution of Corefolio Fund Shares to the holders of Class A, Class C, Class R and Advisor Class shares of beneficial interest of Perspectives Fund (the "Perspectives Fund Shares"), respectively, according to their respective interests in Perspectives Fund in complete liquidation of Perspectives Fund; and (iii) the dissolution of Perspectives Fund as soon as is practicable after the closing (as described in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of the Plan hereinafter set forth.

                                    AGREEMENT

      In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, the Trust covenants and agrees as follows:

         1.SALE AND TRANSFER OF ASSETS, LIQUIDATION AND
DISSOLUTION OF PERSPECTIVES FUND.

           (a) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties herein contained, and in consideration of the delivery of the number of Corefolio Fund Shares hereinafter provided, the Trust, on behalf of Perspectives Fund, agrees that, at the time of Closing, it will convey, transfer and deliver to the Trust, for the benefit of Corefolio Fund, all of Perspectives Fund's then existing assets, including any interest in pending or future legal claims in connection with past or present portfolio holdings, whether in form of class action claims, opt-out or other direct litigation claims, or regulator or government-established investor recovery fund claims, and any and all resulting recoveries, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay __% of the costs and expenses of carrying out the Reorganization (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), in accordance with Section 7 of the Plan, which costs and expenses shall be established on Perspectives Fund's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the Closing Date (as such term is defined in Section 3), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date; and (iii) pay such contingent liabilities, if any, as the officers of the Trust, on behalf of Perspectives Fund, shall reasonably deem to exist against Perspectives Fund at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Perspectives Fund's books (such assets hereinafter "Net Assets"). Corefolio Fund shall not assume any liability of Perspectives Fund, whether accrued or contingent, known or unknown, and Perspectives Fund shall use its reasonable best efforts to discharge all of the known liabilities of Perspectives Fund, so far as may be possible, from the cash, bank deposits and cash equivalent securities described above.

           (b) Subject to the terms and conditions of the Plan, and in reliance on the representations and warranties of the Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, the Trust agrees at the Closing to deliver the number of Corefolio Fund Shares, determined by dividing the net asset value per share of each Class A, Class C, Class R and Advisor Class share of Perspectives Fund by the net asset value per share each of Class A, Class C, Class R and Advisor Class shares of Corefolio Fund, respectively, and separately multiplying the result thereof by the number of outstanding Class A, Class C, Class R and Advisor Class shares, respectively, of Perspectives Fund as of 1:00 p.m., Pacific Time, on the Closing Date. The Corefolio Fund Shares delivered at the Closing shall have an aggregate net asset value equal to the value of Perspectives Fund's Net Assets, all determined as provided in Section 2 of the Plan and as of the date and time specified herein.

           (c) Immediately following the Closing, Perspectives Fund shall be dissolved and shall distribute the Corefolio Fund Shares received by Perspectives Fund pursuant to this Section 1 pro rata to Perspectives Fund's shareholders of record, based upon their respective holdings of Perspectives Fund, as of the close of business on the Closing Date. Such distribution shall be accomplished by the establishment of accounts on the share records of Corefolio Fund of the type and in the amounts due such shareholders based on their respective holdings in Perspectives Fund as of the close of business on the Closing Date. Fractional Corefolio Fund Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing Perspectives Fund Shares shall be entitled to surrender the same to the transfer agent for Corefolio Fund in exchange for the number of Corefolio Fund Shares of the same class into which the Perspectives Fund Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Until so surrendered, each outstanding certificate, if any, which, prior to the Closing, represented Perspectives Fund Shares shall be deemed for all Corefolio Fund purposes to evidence ownership of the number of Corefolio Fund Shares into which the Perspectives Fund Shares (which prior to the Closing were represented thereby) have been converted. - - Certificates for Corefolio Fund Shares shall not be issued, unless specifically requested by a shareholder. After the distribution, Perspectives Fund shall be dissolved.

           (d) At the Closing, each shareholder of record of Perspectives Fund as of the record date (the "Distribution Record Date") with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 6(c) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of Perspectives Fund that such person had on such Distribution Record Date.

         2.VALUATION.

           (a) The net asset value of Corefolio Fund Shares and Perspectives Fund Shares and the value of Perspectives Fund's Net Assets to be acquired by Corefolio Fund hereunder shall in each case be computed as of 1:00 p.m., Pacific Time, on the Closing Date, unless on such date: (i) the New York Stock Exchange ("NYSE") is not open for unrestricted trading; or (ii) the reporting of trading on the NYSE or other relevant trading market is disrupted; or (iii) any other extraordinary financial event or market condition occurs (each of the events described in (i), (ii) or (iii) are referred to as a "Market Disruption"). The net asset value per share of Corefolio Fund Shares and Perspectives Fund Shares and the value of Perspectives Fund's Net Assets shall be computed in accordance with the valuation procedures set forth in the most recent prospectus of Corefolio Fund and Perspectives Fund, as amended or supplemented, except that the net asset value per share of Perspectives Fund shall be carried to the fourth decimal place.

           (b) In the event of a Market Disruption on the proposed Closing Date so that an accurate appraisal of the net asset value of Corefolio Fund Shares or Perspectives Fund Shares or the value of Perspectives Fund's Net Assets is impracticable, the Closing Date shall be postponed until the first business day when regular trading on the NYSE shall have been fully resumed and reporting shall have been restored and other relevant trading markets are otherwise stabilized.

           (c) All computations of value regarding the net asset value of Corefolio Fund Shares and Perspectives Fund Shares and the value of Perspectives Fund's Net Assets shall be made by the administrator to the Funds.

         3.CLOSING AND CLOSING DATE.

           The Closing shall take place at the principal office of the Trust at 2:00 p.m., Pacific Time, on [_____], 2010 or such later date as the officers of the Trust may determine (the "Closing Date"). The Trust, on behalf of Perspectives Fund, shall have provided for delivery as of the Closing of (a) those Net Assets of Perspectives Fund represented by cash to be transferred to the account of Corefolio Fund's custodian, The Bank of New York Mellon, Mutual Funds Division, 100 Church Street, New York, NY 10286, and (b) those Net Assets represented by shares of the underlying funds to Franklin Templeton Investor Services, LLC as agent for such underlying funds. The Trust, on behalf of Perspectives Fund, shall deliver at the Closing a list of names and addresses of the shareholders of record of each class of Perspectives Fund Shares and the number of full and fractional shares of beneficial interest owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, as of 1:00 p.m., Pacific Time, on the Closing Date, certified by its transfer agent or by its [President] to the best of its or his knowledge and belief. The Trust shall provide evidence that such Corefolio Fund Shares have been registered in an account on the books of Corefolio Fund in such manner as the officers of the Trust may reasonably determine.

         4.REPRESENTATIONS AND WARRANTIES BY THE TRUST.

           The Trust, on behalf of each Fund, represents and warrants that:

           (a) Each Fund is a series of the Trust, which was organized as a Delaware business trust (now known as a statutory trust) on October 2, 1995. The Trust is validly existing under the laws of the State of Delaware. The Trust is duly registered under the 1940 Act as an open-end, management investment company and all of the Funds' Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital or obtaining any required initial shareholder approvals.

           (b) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of each Fund and each outstanding share of which is, and each share of Corefolio Fund when issued pursuant to and in accordance with the Plan will be, fully paid, non-assessable, and has or will have full voting rights. The Trust currently issues shares of ten (10) series, including the Funds. Corefolio Fund is further divided into five classes of shares: Class A, Class B, Class C, Class R and Advisor Class shares of beneficial interest, of which Class A, Class C, Class R and Advisor Class Shares represent Corefolio Fund Shares. Perspectives Fund issues four classes of shares: Class A, Class C, Class R and Advisor Class shares of beneficial interest. No shareholder of the Trust shall have any option, warrant or preemptive right of subscription or purchase with respect to shares of either Fund, except for the right of holders of Corefolio Fund Class B shares to have their shares convert into Class A shares of Corefolio Fund.

           (c) The financial statements appearing in the Funds' Annual Report to Shareholders for the fiscal year ended December 31, 2009, audited by PricewaterhouseCoopers LLP, and any interim unaudited financial statements fairly present the financial position of each Fund as of their respective dates and the results of each Fund's operations for periods indicated, in conformity with Generally Accepted Accounting Principles applied on a consistent basis.

           (d) The books and records of each Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of either Fund.

           (e) The Trust, on behalf of either Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended (the "Trust Declaration"), or By-laws, as amended (the "By-laws"), or any contract or any other commitment or obligation and is not subject to any order or decree that would be violated by its execution of or performance under the Plan, and no consent, approval, authorization or order of any court or governmental authority is required for the consummation by a Fund or the Trust of the transactions contemplated by the Plan, except for [Perspective Fund shareholders' approval], the registration of Corefolio Fund Shares under the 1933 Act, the 1940 Act, or as may otherwise be required under the federal and state securities laws or the rules and regulations thereunder. Perspectives Fund has no material contracts or other commitments (other than the Plan or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under the Plan) which will not be terminated by Perspectives Fund in accordance with their terms at or prior to the Closing Date, or which will result in a penalty or additional fee to be due or payable by Perspectives Fund.

           (f) The Trust has elected to treat each Fund as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund is a "fund" as defined in Section 851(g)(2) of the Code, has qualified as a RIC for each taxable year since its inception, and will qualify as a RIC as of the Closing Date. Consummation of the transactions contemplated by the Plan will not cause either Fund to fail to be qualified as a RIC as of the Closing Date.

           (g) Neither Fund is under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

           (h) Neither Fund has any unamortized or unpaid organizational fees or expenses.

           (i) Neither Fund has any known liabilities, costs or expenses of a material amount, contingent or otherwise, other than those reflected in the financial statements referred to in Section 4(c) here of and those incurred in the ordinary course of business as an investment company and of a nature and amount similar to, and consistent with, those shown in such financial statements since the dates of those financial statements.

           (j) There is no inter-corporate indebtedness existing between Perspectives Fund and Corefolio Fund that was issued, acquired, or will be settled at a discount.

           (k) Corefolio Fund does not own, directly or indirectly, nor has it owned during the past five (5) years, directly or indirectly, any shares of Perspectives Fund.

           (l) The Trust has no plan or intention to issue additional shares of Corefolio Fund following the Reorganization except for shares issued in the ordinary course of Corefolio Fund's business as a series of an open-end investment company; nor does the Trust have any plan or intention to redeem or otherwise reacquire any shares of Corefolio Fund issued pursuant to the Plan, either directly or through any transaction, agreement, or arrangement with any other person, other than in the ordinary course of its business or to the extent necessary to comply with its legal obligation under Section 22(e) of the 1940 Act.

           (m) Corefolio Fund is in the same line of business as Perspectives Fund before the Reorganization and did not enter into such line of business as part of the Reorganization. Corefolio Fund will actively continue Perspectives Fund's business in substantially the same manner that Perspectives Fund conducted that business immediately before the Reorganization and has no plan or intention to change such business. On the Closing Date, Corefolio Fund expects that at least 33 1/3% of Perspectives Fund's portfolio assets will meet the investment objectives, strategies, policies, risks and restrictions of Corefolio Fund. Corefolio Fund has no plan or intention to change any of its investment objectives, strategies, policies, risks and restrictions after the Reorganization, but does intend to revise its underlying fund allocations as approved by the Trust's Board of Trustees and as described in the Registration Statement (as defined below). Corefolio Fund has no plan or intention to sell or otherwise dispose of any of the former assets of Perspectives Fund, except for dispositions made in the ordinary course of its business or dispositions necessary to maintain its qualification as a RIC, although in the ordinary course of its business, Corefolio Fund will continuously review its investment portfolio (as Perspectives Fund did before the Closing) to determine whether to retain or dispose of particular securities, including those included among the former assets of Perspectives Fund.

           (n) The registration statement on Form N-14 referred to in Section 5(f) hereof (the "Registration Statement"), and any prospectus or statement of additional information of Corefolio Fund contained or incorporated therein by reference, and any supplement or amendment to the Registration Statement or any such prospectus or statement of additional information, on the effective and clearance dates of the Registration Statement and on the Closing Date: (i) shall comply in all material respects with the provisions of the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), the 1940 Act, the rules and regulations thereunder, and all applicable state securities laws and the rules and regulations thereunder; and (ii) shall not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which the statements were made, not misleading.

           (o) Since December 31, 2009, there has not been any material adverse change in either Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of its business.

           (p) During the five-year period ending on the Closing Date, (i) Perspectives Fund has not acquired, and will not acquire, Perspectives Fund Shares with consideration other than Corefolio Fund Shares or Perspectives Fund Shares, except for redemptions in the ordinary course of Perspectives Fund's business or to the extent necessary to comply with its legal obligation under
Section 22(e) of the 1940 Act, and (ii) no distributions will have been made with respect to Perspectives Fund Shares (other than regular, normal dividend distributions made pursuant to the Perspectives Fund's historic dividend paying practice), either directly or through any transaction, agreement, or arrangement with any other person, except for distributions described in Sections 852 and 4982 of the Code.

           (q) As of the Closing Date, Perspectives Fund will not have outstanding any warrants, options, convertible securities, or any other type of rights pursuant to which any person could acquire shares of Perspectives Fund, except for the right of investors to acquire its shares at the applicable stated offering price in the normal course of its business as an open-end management investment company operating under the 1940 Act.

           (r) Throughout the five year period ending on the Closing Date, Perspectives Fund will have conducted its historic business within the meaning of Section 1.368-1(d) of the Income Tax Regulations under the Code. Perspectives Fund did not enter into (or expand) a line of business as part of the Reorganization. Perspectives Fund, will not alter its investment portfolio in connection with the Reorganization.

         5.COVENANTS OF THE TRUST.

           (a) The Trust covenants to operate each Fund's respective business as presently conducted between the date hereof and the Closing, it being understood that such ordinary course of business will include the distribution of customary dividends and distributions and any other distribution necessary or desirable to minimize federal income or excise taxes.

           (b) The Trust, on behalf of Perspectives Fund, undertakes that it will not acquire Corefolio Fund Shares for the purpose of making distributions thereof to anyone other than Perspectives Fund's shareholders.

           (c) The Trust, on behalf of Perspectives Fund, undertakes that, if the Plan is consummated, Perspectives Fund will liquidate and dissolve.

           (d) The Trust, on behalf of each Fund, agrees that, by the Closing, all of the Funds' federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and either all federal and other taxes shown as due on said returns shall have been paid, or adequate liability reserves shall have been provided for the payment of such taxes, and to the best of its knowledge no such tax return is currently under audit and no tax deficiency or liability has been asserted with respect to such tax returns or reports by the Internal Revenue Service or any state or local tax authority.

           (e) As of the Closing, the Trust shall have delivered to Perspectives Fund's shareholders, at least 30 days prior to the Closing Date, a combined Prospectus/Information Statement that complies in all material respects with the applicable provisions of the 1933 Act, Section 14(c) of the 1934 Act and Section 20(a) of the 1940 Act, and the rules and regulations, thereunder (the "Prospectus/Information Statement").

           (f) The Trust has filed the Registration Statement with the SEC and used its best efforts to provide that the Registration Statement became effective as promptly as practicable. At the time it became effective, the Registration Statement (i) complied in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) did not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement became effective and at the Closing Date, the prospectus and statement of additional information included in the Registration Statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

           (g) Subject to the provisions of the Plan, the Trust shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by the Plan.

         6.CONDITIONS PRECEDENT TO BE FULFILLED BY THE FRANKLIN
TRUST AND THE TEMPLETON TRUST.

           The consummation of the Plan hereunder shall be subject to the following respective conditions:

           (a) That all the representations and warranties contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date.

           (b) That the SEC shall have declared effective the Registration Statement and not have issued an unfavorable management report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Plan under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either Fund or would prohibit the transactions contemplated hereby.

           (c) That a distribution or distributions shall have been declared for Perspectives Fund prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders: (i) all of Perspective Fund's investment company taxable income (determined without regard to any deductions for dividends paid) for the taxable year ended December 31, 2009 and substantially all of such investment company taxable income for the short taxable year beginning on January 1, 2010 and ending on the Closing Date and (ii) all of Perspective Fund's net capital gain recognized in its taxable year ended December 31, 2009 and substantially all of any such net capital gain recognized in such short taxable year (in each case after reduction for any capital loss carryover).

           (d) That all required consents of other parties and all other consents, orders, and permits of federal, state and local authorities (including those of the SEC and of state Blue Sky securities authorities, including any necessary "no-action" positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of material adverse effect on the assets and properties of Perspectives Fund or Corefolio Fund.

           (e) That there shall be delivered to the Trust an opinion in form and substance satisfactory to it, from the law firm of Stradley Ronon Stevens & Young, LLP, counsel to the Trust, to the effect that, provided the transaction contemplated hereby is carried out in accordance with the Plan, and the laws of the State of Delaware, and based upon certificates of the officers of the Trust with regard to matters of fact:

               (1) The acquisition by Corefolio Fund of substantially all the assets of Perspectives Fund as provided for herein in exchange for Corefolio Fund Shares followed by the distribution by Perspectives Fund to its shareholders of Corefolio Fund Shares in complete liquidation of Perspectives Fund will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Perspectives Fund and Corefolio Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

               (2) No gain or loss will be recognized by Perspectives Fund upon the transfer of substantially all of its assets to Corefolio Fund in exchange solely for voting shares of Corefolio Fund (Sections 361(a) and 357(a) of the Code), except that Perspectives Fund may be required to recognize gain or loss with respect to contracts described in Section 1256(b) of the Code or stock in a passive foreign investment company, as defined in Section 1297(a) of the Code;

               (3) Corefolio Fund will recognize no gain or loss upon the receipt of substantially all of the assets of Perspectives Fund in exchange solely for voting shares of Corefolio Fund (Section 1032(a) of the Code);

               (4) No gain or loss will be recognized by Perspectives Fund upon the distribution of Corefolio Fund Shares to its shareholders in liquidation of Perspectives Fund (in pursuance of the Plan) (Section 361(c)(1) of the Code);

                (5) The basis of the assets of Perspectives Fund received by Corefolio Fund will be the same as the basis of such assets to Perspectives Fund immediately prior to the Reorganization (Section 362(b) of the Code);

                (6) The holding period of the assets of Perspectives Fund received by Corefolio Fund will include the period during which such assets were held by Perspectives Fund (Section 1223(2) of the Code);

                (7) No gain or loss will be recognized by the shareholders of Perspectives Fund upon the exchange of their shares in Perspectives Fund for voting shares of Corefolio Fund including fractional shares to which they may be entitled (Section 354(a) of the Code);

                (8) The aggregate basis of Corefolio Fund Shares received by the shareholders of Perspectives Fund will be the same as the aggregate basis of the Perspectives Fund Shares exchanged therefor (Section 358(a)(1) of the Code);

                (9) The holding period of Corefolio Fund Shares received by shareholders of Perspectives Fund (including fractional shares to which they may be entitled) will include the holding period of Perspectives Fund Shares surrendered in exchange therefor, provided that Perspectives Fund Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

                 (10) Corefolio Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Perspectives Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

           (f) That there shall be delivered to the Trust an opinion in form and substance satisfactory to it from Stradley Ronon Stevens & Young, LLP, counsel to the Trust to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

                 (1) Each Fund is a series of the Trust and that the Trust is a validly existing statutory trust in good standing under the laws of the State of Delaware;

                 (2) The Trust is an open-end investment company of the management type registered as such under the 1940 Act;

                 (3) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of Corefolio Fund;

                 (4) Corefolio Fund Shares to be issued pursuant to the terms of the Plan have been duly authorized and, when issued and delivered as provided in the Plan and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by the Trust, on behalf of Corefolio Fund; and

                 (5) The consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of the Trust on behalf of each Fund.

           In giving the opinions set forth above, counsel may state that it is relying on certificates of the officers of the Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

           (g) That the Trust's prospectus contained in the Registration Statement with respect to Corefolio Fund Shares to be delivered to Perspectives Fund shareholders in accordance with the Plan shall be effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement thereto, shall have been issued prior to the Closing Date or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

           (h) That Corefolio Fund Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Corefolio Fund Shares lawfully to be delivered to each holder of Perspectives Fund Shares.

           (i) That, at the Closing, there shall be transferred to the Trust, on behalf of Corefolio Fund, aggregate Net Assets of Perspectives Fund comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Perspectives Fund on the Closing Date.

         7.EXPENSES.

           The expenses of entering into and carrying out the provisions of the Plan shall be borne as follows: each Fund will each pay 25% of the costs of the Reorganization, and Franklin Templeton Services, LLC will pay 50% of the costs of the Reorganization.

         8.TERMINATION; POSTPONEMENT; WAIVER; ORDER.

           (a) Anything contained in the Plan to the contrary notwithstanding, the Plan may be terminated and the Reorganization abandoned at any time prior to the Closing, or the Closing may be postponed by the Trust, on behalf of either Fund, if any condition of its obligations set forth in Section 6 has not been fulfilled or waived and it reasonably appears that such condition or obligation will not or cannot be met;

           (b) If the transactions contemplated by the Plan have not been consummated by [ __________________ ], 2010, the Plan shall automatically terminate on that date, unless a later date is set by the officers of the Trust.

           (c) In the event of termination of the Plan prior to its consummation, pursuant to the provisions hereof, the Plan shall become void and have no further effect, and neither the Trust, Perspectives Fund nor Corefolio Fund, nor its trustees, officers, or agents or the shareholders of Perspectives Fund or Corefolio Fund shall have any liability in respect of the Plan, but all expenses incidental to the preparation and carrying out of the Plan shall be paid as provided in Section 7 hereof.

           (d) At any time prior to the Closing, any of the terms or conditions of the Plan may be waived by the Trust, if, in the judgment of its officers, such action or waiver will not have a material adverse effect on the benefits intended under the Plan to its shareholders.

           (e) The respective representations and warranties contained in Sections 4 and 5 hereof shall expire with and be terminated by the Plan on the Closing Date, and neither the Trust nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date.

           (f) If any order of the SEC with respect to the Plan shall be issued prior to the Closing that imposes any term or condition that is determined by action of the Board of Trustees of the Trust, on behalf of Perspectives Fund or Corefolio Fund, to be acceptable, such term or condition shall be binding as if it were a part of the Plan without a vote or approval of the shareholders of Perspectives Fund.

         9.LIABILITY OF THE TRUST.

           It is acknowledged and agreed that all obligations of the Trust under the Plan with respect to a Fund are binding only with respect to that Fund, shall be discharged only out of the assets of such Fund; that no other series of the Trust shall be liable with respect to the Plan or in connection with the transactions contemplated herein; and that neither the Trust nor a Fund shall seek satisfaction of any such obligation or liability from the shareholders of the Trust or a Fund, the trustees, officers, employees or agents of the Trust, or any of them.

       10. ENTIRE AGREEMENT AND AMENDMENTS.

           The Plan embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by the Plan other than those set forth herein or herein provided for. The Plan may be amended only by mutual consent of the parties in writing. Neither the Plan nor any interest herein may be assigned without the prior written consent of the other party.

           11.  GOVERNING LAW.

           The Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

      IN WITNESS WHEREOF, the Trust, on behalf of Perspectives Fund and on behalf of Corefolio Fund, has caused the Plan to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.


FRANKLIN TEMPLETON FUND
ALLOCATOR SERIES,
on behalf of FRANKLIN TEMPLETON
COREFOLIO ALLOCATIONS FUND

By:
    -----------------------------
     (Name) (Title)


FRANKLIN TEMPLETON FUND
ALLOCATOR SERIES,
on behalf of FRANKLIN TEMPLETON
PERSPECTIVES ALLOCATIONS FUND

By:
    -----------------------------
     (Name) (Title)





                                    EXHIBIT B

                                  PROSPECTUS OF
                 FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND -
              CLASS A, CLASS B, CLASS C, CLASS R AND ADVISOR CLASS
                                       AND
                FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND -
                   CLASS A, CLASS C, CLASS R AND ADVISOR CLASS
                                DATED MAY 1, 2010


The prospectus of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Perspectives Allocation Fund dated May 1, 2010, is part of this Prospectus/Information Statement and will be included in the Information Statement mailing to all shareholders of record of Franklin Templeton Perspectives Allocation Fund. For purposes of this EDGAR filing, the prospectus of Franklin Templeton Corefolio Allocation Fund dated May 1, 2010, is incorporated by reference to the electronic filing on Form N-1A made by Franklin Templeton Fund Allocator Series on March 3, 2010, under Accession No. [0001379491-10-000132].







                                    EXHIBIT C

                             OWNERSHIP OF THE FUNDS


      Listed below is the name, address, share class and percentage ownership of each person who, as of April 15, 2010 and to the knowledge of the Trust, owned (beneficially or of record) 5% or more of the outstanding shares of any class of Corefolio Fund or Perspectives Fund:

    NAME AND ADDRESS         SHARE CLASS       PERCENTAGE (%) OF
                                                   THE CLASS
------------------------------------------------------------------
------------------------------------------------------------------

COREFOLIO FUND

Franklin Templeton Bank           R                  [___]
and Trust for the
Rollover IRA of
Christita Fry
36 Pleasant Hill Rd.
Succasunna, NJ
07876-2016

Franklin Templeton Bank           R                  [___]
and Trust
for the Rollover IRA of
Nancy M. Apmann
13750 Eaton Rd.
Pine Grove, CA
95665-9764

Counsel Trust DBA MATC            R                  [___]
FBO
Applied Business
Concepts
1251 Waterford Place,
Suite 525
Pittsburgh, PA
15222-4228

Franklin Templeton Bank           R                  [___]
and Trust
for the Rollover IRA of
Mathew B. Johnson
98 Quail Run Rd.
Corinth, MS 38834-7239

MG Trust Company Cust             R                  [___]
FBO Belway Electrical
Contracting
700 17th St., Ste 300
Denver, CO 80202-3531

Franklin Templeton Bank           R                  [___]
and Trust
for the Rollover IRA of
Jerry L. Spilker
1477 E 700th Ave.
Altamont, IL 62411-2379

Franklin Templeton Bank        Advisor               [___]
and Trust
for the Rollover IRA of
Ronald C. Mayer
P.O. Box 402594
Miami Beach, FL
33140-0594

Franklin Templeton Bank        Advisor               [___]
and Trust
for the IRA of Ronald
C. Mayer P.O. Box 402594 Miami Beach, FL
33140-0594


PERSPECTIVES FUND

Franklin Templeton Bank           R                  [___]
and Trust
for the Rollover IRA of
Lon Wilson
1020 Grand Concourse
Bronx, NY 10451-2615

Franklin Templeton Bank           R                  [___]
and Trust
for the Rollover IRA of
Errol V. Marshall
1 Feling Place
Palm Coast, FL
32137-3009

Karen Galbraith, Judith           R                  [___]
K. Todd
and Gail Bilbrey TRSTE
Pacesetters Inc. 401(k)
Plan
2511 Highway 111 N
Cookeville, TN
38506-8683

Christopher J. Molumphy        Advisor               [___]
One Franklin Parkway
San Mateo, CA 94403-1906













                      STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                  FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                               DATED [MAY 3, 2010]

               Acquisition of Substantially All of the Assets of:

                 FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND
             (a series of Franklin Templeton Fund Allocator Series)

                        By and in exchange for shares of

                  FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
             (a series of Franklin Templeton Fund Allocator Series)

This Statement of Additional Information ("SAI") relates specifically to the proposed acquisition of substantially all of the assets of Franklin Templeton Perspectives Allocation Fund ("Perspectives Fund") by and in exchange for Class A, Class C, Class R, and Advisor Class shares of Franklin Templeton Corefolio Fund ("Corefolio Fund").

This SAI consists of this Cover Page, the accompanying pro forma financial statements and related notes, and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein (is legally considered to be part of this SAI):

1.    Statement of Additional Information of Corefolio Fund and
      Perspectives Fund dated May 1, 2010, as previously filed via EDGAR by Franklin Templeton Fund Allocator Series under Rule [485(a), Accession No. 0001379491-10-000132, filed March 1, 2010].

2. Annual Report to Shareholders of Corefolio Fund and Perspectives Fund for the fiscal year ended December 31, 2009, as previously filed via EDGAR in Franklin Templeton Fund Allocator Series' [Form N-CSR, Accession No. 0001022804-10-000008, filed March 3, 2010].


Pro Forma Financial Statements for the Reorganization of Perspectives Fund into Corefolio Fund are attached hereto.

This SAI is not a prospectus; you should read this SAI in conjunction with the Prospectus/Information Statement dated [May 3, 2010,] relating to the above-referenced transaction. You can request a copy of the Prospectus/Information Statement by calling (800) DIAL BEN(R) ((800) 342-5236) or by writing to Corefolio Fund at P.O. Box 997151, Sacramento, CA 95899-7151.






FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

PRO FORMA COMBINING STATEMENTS, DECEMBER 31, 2009
(UNAUDITED)

The following unaudited Pro Forma Combining Statements give effect to the proposed reorganization, accounted as if the reorganization had occurred as of January 1, 2009. Each Pro Forma Combining Statement has been prepared based upon the proposed fee and expense structure after the combination, as discussed in the combined Prospectus/Information Statement.

The unaudited Pro Forma Combining Statements should be read in conjunction with the historical financial statements and notes thereto of the Franklin Templeton Perspectives Allocation Fund and the Franklin Templeton Corefolio Allocation Fund which are incorporated by reference in this Statement of Additional Information. The reorganization will be accounted for as a tax-free reorganization.

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND
PRO FORMA COMBINING STATEMENT OF INVESTMENTS, DECEMBER 31, 2009 (UNAUDITED)

                                                                               FRANKLIN TEMPLETON         FRANKLIN TEMPLETON
                                                         FRANKLIN                 PERSPECTIVES            COREFOLIO ALLOCATION
                                                    TEMPLETON COREFOLIO            ALLOCATION                FUND PRO FORMA
                                                      ALLOCATION FUND                 FUND                COMBINED (UNAUDITED)
                                                  ----------------------     ----------------------     -----------------------
    INVESTMENTS IN UNDERLYING FUNDS                 SHARES      VALUE          SHARES      VALUE          SHARES         VALUE
    -------------------------------               --------- ------------     --------- ------------     ---------- ------------
    DOMESTIC EQUITY 74.9%
    Franklin Flex Cap Growth Fund, Advisor Class            $         --     1,722,306 $ 72,302,396      4,122,092 $173,045,429
    Franklin Growth Fund, Advisor Class           6,121,055  238,782,346                                 4,435,925  173,045,429
    Mutual Shares Fund, Class Z                   6,155,883  118,131,393     3,785,235   72,638,657      9,017,479  173,045,429
                                                            ------------               ------------                ------------
                                                             356,913,739                144,941,053                 519,136,287
                                                            ------------               ------------                ------------
    FOREIGN EQUITY 25.0%
    Templeton Growth Fund Inc., Advisor Class     7,037,625  118,232,092     4,291,359   72,094,833     10,300,323  173,045,430
                                                            ------------               ------------                ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE
       SHORT TERM INVESTMENTS (COST $734,864,318)            475,145,831                217,035,886                 692,181,717
                                                            ------------               ------------                ------------
    SHORT TERM INVESTMENTS (COST $1,924,714) 0.3%
    MONEY MARKET FUNDS 0.3%
(a) Institutional Fiduciary Trust Money Market
       Portfolio, 1.98%                             853,209      853,209     1,071,505    1,071,505      1,924,714    1,924,714
                                                            ------------               ------------                ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS
       (COST $736,789,032) 100.2%                            475,999,040                218,107,391                 694,106,431
    OTHER ASSETS, LESS LIABILITIES (0.2)%                       (930,532)(b)               (206,526)(b)              (1,137,058)(b)
                                                            ------------               ------------                ------------
    NET ASSETS 100%                                         $475,068,508(b)            $217,900,865(b)             $692,969,373(b)
                                                            ============               ============                ============

FOOTNOTE LEGEND

(a) The rate shown is the annualized seven-day yield at period end.

(b) Includes the estimated expenses of the Transactions borne by the Franklin Templeton Corefolio Allocation Fund and the Franklin Templeton Perspectives Allocation Fund.

See Notes to Pro Forma Combining Statements

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2009 (UNAUDITED)


                                                                                             FRANKLIN
                                                                                             TEMPLETON
                                                 FRANKLIN      FRANKLIN                      COREFOLIO
                                                 TEMPLETON     TEMPLETON                    ALLOCATION
                                                 COREFOLIO   PERSPECTIVES   PRO FORMA          FUND
                                                ALLOCATION    ALLOCATION   ADJUSTMENTS       PRO FORMA
                                                   FUND          FUND      (UNAUDITED)        COMBINED
                                               ------------  ------------  -----------     ------------
Assets:
   Investments in Underlying Funds
      Cost                                     $486,130,842  $249,220,065  $ 1,438,126     $736,789,033
      Value                                     475,999,040   218,107,391           --      694,106,431
   Receivables:
      Capital shares sold                           417,937       259,296           --          677,233
      Affiliates                                    130,894       113,093           --          243,987
      Underlying Funds                               90,325        43,380           --          133,705
   Other assets                                          63            27           --               90
                                               ------------  ------------  -----------     ------------
      Total assets                              476,638,259   218,523,187           --      695,161,446
                                               ------------  ------------  -----------     ------------
Liabilities:
   Payables:
      Capital shares redeemed                       972,568       311,698           --        1,284,266
      Affiliates                                    446,924       201,413           --          648,337
      Unaffiliated transfer agent fees               70,327        37,542           --          107,869
   Other liabilities                                 47,952        39,689       63,960(a)       151,601
                                               ------------  ------------  -----------     ------------
      Total liabilities                           1,537,771       590,342       63,960        2,192,073
                                               ------------  ------------  -----------     ------------
          Net assets, at value                 $475,100,488  $217,932,845  $   (63,960)    $692,969,373
                                               ============  ============  ===========     ============
Net assets consist of:
   Paid-in capital                             $526,575,969  $270,123,760  $        --     $796,699,729
   Undistributed net investment income              887,724       348,887      (63,960)       1,172,651
   Net unrealized appreciation (depreciation)   (10,131,802)  (31,112,674)  (1,438,126)     (42,682,602)
   Accumulated net realized gain (loss)         (42,231,403)  (21,427,128)   1,438,126      (62,220,405)
                                               ============  ============  ===========     ============
          Net assets, at value                 $475,100,488  $217,932,845  $   (63,960)    $692,969,373
                                               ============  ============  ===========     ============
CLASS A:
   Net assets, at value                        $319,687,841  $160,725,031  $   (45,060)    $480,367,812
                                               ============  ============  ===========     ============
   Shares outstanding(b)                         28,851,278    16,172,461   (1,668,721)      43,355,018
                                               ============  ============  ===========     ============
   Net asset value per share(c)                $      11.08  $       9.94                  $      11.08
                                               ============  ============                  ============
   Maximum offering price per share
      (net asset value / 94.25% and 94.25%)    $      11.76  $      10.55                  $      11.76
                                               ============  ============                  ============
CLASS B:
   Net assets, at value                        $ 39,092,906                $    (2,692)    $ 39,090,214
                                               ============                ===========     ============
   Shares outstanding                             3,542,296                         --        3,542,296
                                               ============                ===========     ============
   Net asset value and maximum offering price
      per share(c)                             $      11.04                                $      11.04
                                               ============                                ============
CLASS C:
   Net assets, at value                        $113,040,272  $ 52,314,247  $   (15,334)    $165,339,185
                                               ============  ============  ===========     ============
   Shares outstanding(b)                         10,284,227     5,287,649     (528,184)     15,043,692
                                               ============  ============  ===========     ============
   Net asset value and maximum offering price
      per share(c)                             $      10.99  $       9.89                  $      10.99
                                               ============  ============                  ============
CLASS R:
   Net assets, at value                        $  1,364,690  $    701,599  $      (199)    $  2,066,090
                                               ============  ============  ===========     ============
   Shares outstanding(b)                            123,198        70,487       (7,175)         186,510
                                               ============  ============  ===========     ============
   Net asset value and maximum offering price
      per share(c)                             $      11.08  $       9.95                  $      11.08
                                               ============  ============                  ============
ADVISOR CLASS:
   Net assets, at value                        $  1,914,779  $  4,191,968  $      (675)    $  6,106,072
                                               ============  ============  ===========     ============
   Shares outstanding(b)                            172,626       420,578      (42,632)         550,572
                                               ============  ============  ===========     ============
   Net asset value and maximum offering price
      per share(c)                             $      11.09  $       9.97                  $      11.09
                                               ============  ============                  ============

(a) Estimated expenses of the Transactions borne by the Franklin Templeton Corefolio Allocation Fund and the Franklin Templeton Perspectives Allocation Fund.

(b)  See note 2 in the accompanying notes to Pro Forma Combining Statements.

(c) Redemption price is equal to the net asset value less contingent sales charges, if applicable.

See Notes to Pro Forma Combining Statements

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2009 (UNAUDITED)

                                                                                                        FRANKLIN
                                                                                                        TEMPLETON
                                                                                                        COREFOLIO
                                                            FRANKLIN       FRANKLIN                    ALLOCATION
                                                            TEMPLETON      TEMPLETON                      FUND
                                                            COREFOLIO    PERSPECTIVES    PRO FORMA     PRO FORMA
                                                           ALLOCATION     ALLOCATION    ADJUSTMENTS     COMBINED
                                                              FUND           FUND       (UNAUDITED)    (UNAUDITED)
                                                          ------------   ------------   -----------   ------------
Investment Income:
   Dividends from Underlying Funds                        $  7,021,178   $  2,851,186   $        --   $  9,872,364
Expenses:
   Administrative fees                                         413,938        190,760           688        605,386(a)
   Distribution fees:
      Class A                                                  754,761        392,293                    1,147,054
      Class B                                                  345,816                           --        345,816
      Class C                                                  979,209        461,152            --      1,440,361
      Class R                                                    5,906          3,214            --          9,120
   Transfer agent fees                                         995,906        533,196       (95,166)     1,433,936(b)
   Reports to shareholders                                      79,850         46,026        (3,811)       122,065(c)
   Registration and filing fees                                 76,075         54,948       (54,948)        76,075(d)
   Professional fees                                            23,925         18,408       (18,408)        23,925(e)
   Trustee's fees and expenses                                   4,696          2,139            33          6,868(f)
   Other                                                        15,577          9,593        (5,389)        19,781(g)
   Expenses borne by Underlying Funds                         (608,589)      (315,854)      (72,881)      (997,324)(h)
                                                          ------------   ------------   -----------   ------------
         Total expenses                                      3,087,070      1,395,875      (249,882)     4,233,063
         Expenses waived/paid by affiliates                   (544,832)      (303,853)      164,648       (684,037)
                                                          ------------   ------------   -----------   ------------
            Net expenses                                     2,542,238      1,092,022       (85,234)     3,549,026
                                                          ------------   ------------   -----------   ------------
            Net investment income                            4,478,940      1,759,164        85,234      6,323,338
                                                          ------------   ------------   -----------   ------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from sale of investments in
      Underlying Funds                                     (29,576,059)   (11,670,589)   (1,438,126)   (42,684,774)
   Net change in unrealized appreciation (depreciation)    141,486,761     62,526,844     1,438,126    205,451,731
                                                          ------------   ------------   -----------   ------------
Net realized and unrealized gain (loss)                    111,910,702     50,856,255            --    162,766,957
                                                          ------------   ------------   -----------   ------------
Net increase (decrease) in net assets resulting from
   operations                                             $116,389,642   $ 52,615,419   $    85,234   $169,090,295
                                                          ------------   ------------   -----------   ------------

(a) Increase in Administrative fee based on decreased investment in Sweep after merger.

(b) Reduction in Transfer agent fees projected for Corefolio post merger due to vendors not shared by funds.

(c) Reduction in Reports to shareholders projected for Corefolio post merger due to reduction in shareholder accounts for shareholders invested in both funds.

(d) Reduction in Registration projected for Corefolio post merger due to fees being primarily based on state registration renewals, which are not expected to be renewed for Perspectives.

(e) Reduction in Professional fees projected for Corefolio post merger due to expenses for Perspectives not expected to continue.

(f) Increase in Trustee's fees projected for Corefolio post merger due to projected expenses based on Corefolio current expense ratio.

(g)  Reduction in Other fees projected for Corefolio post merger.

(h) Increase in Expenses borne by Underlying Funds projected for Corefolio post merger due to rebalancing Portfolio with increased holding of Underlying Funds with higher fee ratios.


See Notes to Pro Forma Combining Statements









NOTES TO PRO FORMA COMBINING STATEMENTS (UNAUDITED)

1. BASIS OF COMBINATION

The Franklin Templeton Corefolio Allocation Fund will acquire substantially all of the assets of the Franklin Templeton Perspectives Allocation Fund in exchange for the Class A, C, R and Advisor Class shares of the Franklin Templeton Corefolio Allocation Fund. The reorganization will be accounted for by the method of accounting for tax-free business combinations of investment companies. The accompanying Pro Forma Combining Statements are presented to show the effect of the proposed reorganization as if such reorganization had occurred on January 1, 2009. The Pro Forma Combining Statement of Assets and Liabilities and the Pro Forma Combining Statement of Investments for the Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Perspectives Allocation Fund have been combined to reflect balances as of December 31, 2009. The Pro Forma Combining Statement of Operations for the Franklin Templeton Corefolio Allocation Fund and the Franklin Templeton Perspectives Allocation Fund has been combined to reflect the twelve months ended December 31, 2009. The Pro Forma Combining Statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the Franklin Templeton Corefolio Allocation Fund and the Franklin Templeton Perspectives Allocation Fund.

2. SHARES OF BENEFICIAL INTEREST

The number of Class A shares issued was calculated by dividing the adjusted Class A net assets of the Franklin Templeton Perspectives Allocation Fund at December 31, 2009 by the Class A net asset value per share of the Franklin Templeton Corefolio Allocation Fund at December 31, 2009.

The number of Class C shares issued was calculated by dividing the adjusted Class C net assets of the Franklin Templeton Perspectives Allocation Fund at December 31, 2009 by the Class C net asset value per share of the Franklin Templeton Corefolio Allocation Fund at December 31, 2009.

The number of Class R shares issued was calculated by dividing the adjusted Class R net assets of the Franklin Templeton Perspectives Allocation Fund at December 31, 2009 by the Class R net asset value per share of the Franklin Templeton Corefolio Allocation Fund at December 31, 2009.

The number of Advisor Class shares issued was calculated by dividing the adjusted Advisor Class net assets of the Franklin Templeton Perspectives Allocation Fund at December 31, 2009 by the Advisor Class net asset value per share of the Franklin Templeton Corefolio Allocation Fund at December 31, 2009.

3. INVESTMENT RESTRICTIONS

None of the securities held by the Franklin Templeton Perspectives Allocation Fund as of the closing date will violate the investment restrictions of the Franklin Templeton Corefolio Allocation Fund.

4. ACCOUNTING ESTIMATES

The preparation of the Pro Forma Combining Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Pro Forma Combining Statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

5. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

6. REORGANIZATION COSTS

The Franklin Templeton Corefolio Allocation Fund and the Franklin Templeton Perspectives Allocation Fund will each pay 25% of the expenses resulting from their participation in the reorganization. Franklin Templeton Services, LLC will pay the remaining 50% of such expenses for the reorganization. The total amount of such expenses for the reorganization is estimated to be $127,920.

7. FAIR VALUE MEASUREMENTS

The Franklin Templeton Fund Allocator Series (Trust) follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At December 31, 2009, both of the Funds' investments in Underlying Funds carried at fair value were in Level 1 inputs. For detailed Underlying Funds categories, see the accompanying Pro Forma Combined Statement of Investments.













The Statement of Additional Information of Corefolio Fund and Perspectives Fund, dated May 1, 2010, is part of this SAI and will be provided to all shareholders of Perspectives Fund requesting this SAI.

The Annual Report to Shareholders of Corefolio Fund and Perspectives Fund for the fiscal year ended December 31, 2009, is part of this SAI and will be provided to all shareholders of Perspectives Fund requesting this SAI.
























                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

                                   FORM N-14

                                    PART C
                               OTHER INFORMATION

Item 15.   Indemnification

The Amended and Restated Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, to submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue

Item 16.   Exhibits.

The following exhibits are incorporated by reference to the previously filed documents indicated below, except as noted:

      (1)  Copies of the charter of the Registrant as now in effect;

           (a) Amended and Restated Agreement and Declaration of Trust of Franklin Templeton Fund Allocator Series dated May 21, 2007
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: April 29, 2008

           (b) Certificate of Amendment to the Agreement and Declaration of Trust of Franklin Templeton Fund Allocator Series dated October 21, 2008

           (c)  Certificate of Trust dated September 18, 1995
                Filing: Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: October 7, 1996

          (d) Certificate of Amendment to the Certificate of Trust of Franklin Templeton Fund Manager dated September 17, 1996
                Filing: Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: October 7, 1996

      (2) Copies of the existing By-Laws or corresponding instruments of the Registrant;

           (a) Amended and Restated By-Laws of Franklin Templeton Fund Allocator Series dated May 21, 2007
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: April 29, 2008

      (3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

           Not Applicable

      (4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

           (a) Form of Plan of Reorganization by Franklin Templeton Fund Allocator Series on behalf of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Perspectives Allocation Fund (filed herewith as Exhibit A to the Prospectus/Information Statement contained within this Registration Statement)

      (5) Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

           Not Applicable

      (6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

           (a) Investment Advisory and Asset Allocation Agreement between Registrant, on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund, and Franklin Advisers, Inc. dated November 19, 1996
                Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: December 27, 1996

           (b)  Investment Management and Asset Allocation
                Agreement between Registrant, on behalf of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, and Franklin Advisers, Inc. dated August 1, 2006
                Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: April 27, 2007

      (7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

           (a) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: November 29, 2001

           (b) Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
                Filing: Post-Effective Amendment No. 12 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: May 19, 2004

           (c) Amendment dated May 15, 2006 to Form of Selling Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: April 29, 2008

      (8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

                Not Applicable

      (9)  Copies of all custodian agreements and depository contracts under
           Section 17(f) of the 1940 Act, for securities and similar investments of the Registrant, including the schedule or remuneration;

           (a) Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
                Filing: Pre-Effective Amendment No. 2 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: December 27, 1996

           (b) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and The Bank of New York Mellon
                Filing: Post-Effective Amendment No. 3 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: September 21, 1998

           (c) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and The Bank of New York Mellon
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: November 29, 2001

           (d) Amendment dated May 16, 2001 to Master Custody Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: November 29, 2001

           (e) Amendment dated January 6, 2010 to Exhibit A of the Master Custody Agreement between the Registrant and The Bank of New York Mellon dated February 16, 1996
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (f) Amended and Restated Foreign Custody Manager Agreement between Registrant and The Bank of New York Mellon made as of May 16, 2001
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: November 29, 2001

           (g) Amendment dated January 6, 2010 to Schedule 1 of the Foreign Custody Manager Agreement
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (h) Amendment dated October 27, 2009 to Schedule 2 of the Foreign Custody Manager Agreement
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (i) Terminal Link Agreement between Registrant and The Bank of New York Mellon dated February 16, 1996
                Filing: Post-Effective Amendment No. 1 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: June 30, 1997

      (10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's directors describing any action taken to revoke the plan;

           (a) Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Conservative Target Fund and Franklin Templeton Distributors Inc. dated February 1, 2009
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (b) Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Distributors Franklin Templeton Moderate Target Fund and Inc. dated February 1, 2009
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (c) Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, Franklin Templeton Growth Target Fund and Franklin Templeton Distributors Inc. dated February 1, 2009
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (d) Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (e) Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (f) Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (g) Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Corefolio Allocation Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (h) Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Founding Funds Allocation and Franklin/Templeton Distributors, Inc. dated May 1, 2009
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (i) Amended and Restated Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (j) Amended and Restated Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund, Franklin Templeton Perspectives Allocation Fund and Franklin/Templeton Distributors, Inc. dated July 9, 2009
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (k) Amended and Restated Class R Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Perspectives Allocation Fund, Franklin Templeton Founding Funds Allocation Fund, and Franklin/Templeton Distributors, Inc. dated July 9, 2009

           (l) Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton Perspectives Allocation Fund, and Franklin/Templeton Distributors, Inc. dated February 1, 2009
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (m) Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton 2015 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (n) Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, Franklin Templeton 2025 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (o) Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, Franklin Templeton 2035 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (p) Amended and Restated Class A Distribution Plan pursuant to Rule 12b-1 between Registrant, Franklin Templeton 2045 Retirement Target Fund and Franklin/Templeton Distributors, Inc. dated February 1, 2009
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (q) Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, and Franklin/Templeton Distributors, Inc. dated August 1, 2006
                Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: April 27, 2007

           (r)  Class R Distribution Plan pursuant to Rule
                12b-1 between Registrant, on behalf of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, and Franklin/Templeton Distributors, Inc. dated August 1, 2006
                Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: April 27, 2007

           (s) Multiple Class Plan for Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund dated November, 18, 2003
                Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: May 16, 2006

           (t) Multiple Class Plan for Franklin Templeton Conservative Target Fund, Franklin Templeton Growth Target Fund and Franklin Templeton Moderate Target Fund dated November 18, 2003
                Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: May 16, 2006

           (u) Multiple Class Plan for Franklin Templeton Perspectives Allocation Fund dated July 15, 2004
                Filing: Post-Effective Amendment No. 13 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: November 24, 2004

           (v) Multiple Class Plan for Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund dated May 10, 2006
                Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: April 27, 2007

      (11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

           (a)  Opinion and Consent of Counsel dated March 31, 2010

      (12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

           (a)  To be filed by amendment.

      (13) Copies of all material contracts of the Registrant no made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing of the Registration Statement;

           (a) Administration Agreement between Registrant, on behalf of Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund, and Franklin Templeton Services, LLC dated January 1, 2001
                Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: November 29, 2001

           (b) Fund Administration Agreement between Registrant, on behalf of Franklin Templeton Founding Funds Allocation Fund, and Franklin Templeton Services, LLC dated April 4, 2008
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: April 29, 2008

          (c) Fund Administration Agreement between Registrant, on behalf of Franklin Templeton Corefolio Allocation Fund, and Franklin Templeton Services, LLC dated April 4, 2008
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: April 29, 2008

           (d) Fund Administration Agreement between Registrant, on behalf of Franklin Templeton Perspectives Allocation Fund, and Franklin Templeton Services, LLC dated April 4, 2008
                Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: April 29, 2008

           (e) Fund Administration Agreement between Registrant, on behalf of Franklin Templeton 2015 Retirement Target Fund, Franklin Templeton 2025 Retirement Target Fund, Franklin Templeton 2035 Retirement Target Fund and Franklin Templeton 2045 Retirement Target Fund, and Franklin Templeton Services, LLC dated August 1, 2006
                Filing: Post-Effective Amendment No. 19 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: April 27, 2007

           (f)  Special Servicing Agreement dated December 2, 2009
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

           (g) Amended Annex II to the Special Servicing Agreement dated January 13, 2010
                Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
                File No. 333-13601
                Filing Date: March 1, 2010

      (14) Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the Registration Statement and required by Section 7 of the 1933 Act;

           (a)  Consent of Independent Registered Public Accounting Firm

      (15) All financial statements omitted pursuant to Item 14(a)(1);

           Not applicable.

      (16) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the Registration Statement; and

           (a)  Powers of Attorney dated February 23, 2010

      (17) Any additional exhibits which the Registrant may wish to file.

           (a)  Code of Ethics dated May, 2009

Item 17.   Undertakings.

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.




                                     SIGNATURES


As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 1st day of April, 2010.


                               FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                               (Registrant)

                               By:  /s/ David P. Goss
                                    David P. Goss
                                    Vice President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Rupert H. Johnson, Jr.*          Chief Executive
Rupert H. Johnson, Jr.           Officer-Investment Management
                                 Dated: April 1, 2010

Laura F. Fergerson*              Chief Executive Officer-Finance
Laura F. Fergerson               and Administration
                                 Dated: April 1, 2010

Gaston Gardey*                   Chief Financial Officer and
Gaston Gardey                    Chief Accounting Officer
                                 Dated: April 1, 2010

Harris J. Ashton*                Trustee
Harris J. Ashton                 Dated: April 1, 2010

Sam Ginn*                        Trustee
Sam Ginn                         Dated: April 1, 2010

Edith E. Holiday*                Trustee
Edith E. Holiday                 Dated: April 1, 2010

Charles B. Johnson*              Trustee
Charles B. Johnson               Dated: April 1, 2010

Gregory E. Johnson*              Trustee
Gregory E. Johnson               Dated: April 1, 2010

Frank W.T. LaHaye*               Trustee
Frank W.T. LaHaye                Dated: April 1, 2010

J. Michael Luttig*               Trustee
J. Michael Luttig                Dated: April 1, 2010

Frank A. Olson*                  Trustee
Frank A. Olson                   Dated: April 1, 2010

Larry D. Thompson*               Trustee
Larry D. Thompson                Dated: April 1, 2010

John B. Wilson*                  Trustee
John B. Wilson                   Dated: April 1, 2010


*By:  /s/ David P. Goss
      David P. Goss, Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)




                      FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                            REGISTRATION STATEMENT
                                 EXHIBIT INDEX

EXHIBIT NO.         DESCRIPTION                          LOCATION

EX-99.(1)(a)        Amended and Restated Agreement         *
                    and Declaration of Trust of
                    Franklin Templeton Fund Allocator
                    Series dated May 21, 2007

EX-99.(1)(b)        Certificate of Amendment to the        Attached
                    Agreement and Declaration of
                    Trust of Franklin Templeton Fund
                    Allocator Series dated October
                    21, 2008

EX-99.(1)(c)        Certificate of Trust dated             *
                                    September 18, 1995

EX-99.(1)(d)        Certificate of Amendment to the        *
                    Certificate of Trust of Franklin
                    Templeton Fund Manager dated
                    September 17, 1996

EX-99.(2)(a)        Amended and Restated By-Laws of        *
                    Franklin Templeton Fund Allocator
                    Series dated May 21, 2007

EX-99.(6)(a)        Investment Advisory and Asset          *
                    Allocation Agreement between
                    Registrant, on behalf of Franklin
                    Templeton Conservative Target
                    Fund, Franklin Templeton Moderate
                    Target Fund and Franklin
                    Templeton Growth Target Fund, and
                    Franklin Advisers, Inc. dated
                    November 19, 1996

EX-99.(6)(b)        Investment Management and Asset        *
                    Allocation Agreement between
                    Registrant, on behalf of Franklin
                    Templeton 2015 Retirement Target
                    Fund, Franklin Templeton 2025
                    Retirement Target Fund, Franklin
                    Templeton 2035 Retirement Target
                    Fund and Franklin Templeton 2045
                    Retirement Target Fund, and
                    Franklin Advisers, Inc. dated
                    August 1, 2006

EX-99.(7)(a)        Amended and Restated Distribution      *
                    Agreement between Registrant and
                    Franklin/Templeton Distributors,
                    Inc. dated October 31, 2000

EX-99.(7)(b)        Form of Selling Agreements             *
                    between Franklin/Templeton
                    Distributors, Inc. and Securities
                    Dealers dated November 1, 2003

EX-99.(7)(c)        Amendment dated May 15, 2006 to        *
                    Form of Selling Agreements
                    between Franklin/Templeton
                    Distributors, Inc. and Securities
                    Dealers dated November 1, 2003

EX-99.(9)(a)        Master Custody Agreement between       *
                    Registrant and The Bank of New
                    York Mellon dated February 16,
                    1996

EX-99.(9)(b)        Amendment dated May 7, 1997 to         *
                    Master Custody Agreement between
                    Registrant and The Bank of New
                    York Mellon

EX-99.(9)(c)        Amendment dated February 27, 1998      *
                    to Master Custody Agreement
                    between Registrant and The Bank
                    of New York Mellon

EX-99.(9)(d)        Amendment dated May 16, 2001 to        *
                    Master Custody Agreement between
                    Registrant and Bank of New York
                    dated February 16, 1996

EX-99.(9)(e)        Amendment dated January 6, 2010        *
                    to Exhibit A of the Master
                    Custody Agreement between the
                    Registrant and The Bank of New
                    York Mellon dated February 16,
                    1996

EX-99.(9)(f)        Amended and Restated Foreign           *
                    Custody Manager Agreement between
                    Registrant and The Bank of New
                    York Mellon made as of May 16,
                    2001

EX-99.(9)(g)        Amendment dated January 6, 2010        *
                    to Schedule 1 of the Foreign
                    Custody Manager Agreement

EX-99.(9)(h)        Amendment dated October 27, 2009       *
                    to Schedule 2 of the Foreign
                    Custody Manager Agreement

EX-99.(9)(i)        Terminal Link Agreement between        *
                    Registrant and Bank of The New
                    York Mellon dated February 16,
                    1996

EX-99.(10)(a)       Amended and Restated Class A           *
                    Distribution Plan pursuant to
                    Rule 12b-1 between Registrant, on
                    behalf of Franklin Templeton
                    Conservative Target Fund and Inc.
                    dated February 1, 2009

EX-99.(10)(b)       Amended and Restated Class A           *
                    Distribution Plan pursuant to
                    Rule 12b-1 between Registrant,
                    Franklin Templeton Moderate
                    Target Fund and Inc. dated
                    February 1, 2009

EX-99.(10)(c)       Amended and Restated Class A           *
                    Distribution Plan pursuant to
                    Rule 12b-1 between Registrant,
                    Franklin Templeton Growth Target
                    Fund and Inc. dated February 1,
                    2009

EX-99.(10)(d)       Amended and Restated Class B           *
                    Distribution Plan pursuant to
                    Rule 12b-1 between Registrant, on
                    behalf of Franklin Templeton
                    Conservative Target Fund,
                    Franklin Templeton Moderate
                    Target Fund and Franklin
                    Templeton Growth Target Fund, and
                    Franklin/Templeton Distributors,
                    Inc. dated July 9, 2009

EX-99.(10)(e)       Amended and Restated Class C           *
                    Distribution Plan pursuant to
                    Rule 12b-1 between Registrant, on
                    behalf of Franklin Templeton
                    Conservative Target Fund,
                    Franklin Templeton Moderate
                    Target Fund and Franklin
                    Templeton Growth Target Fund, and
                    Franklin/Templeton Distributors,
                    Inc. dated July 9, 2009

EX-99.(10)(f)       Amended and Restated Class R           *
                    Distribution Plan pursuant to
                    Rule 12b-1 between Registrant, on
                    behalf of Franklin Templeton
                    Conservative Target Fund,
                    Franklin Templeton Moderate
                    Target Fund and Franklin
                    Templeton Growth Target Fund,
                    and Franklin/Templeton
                    Distributors, Inc. dated July 9,
                    2009

EX-99.(10)(g)       Amended and Restated Class A           *
                    Distribution Plan
                    pursuant to Rule 12b-1 between
                    Registrant, on behalf of Franklin
                    Templeton Corefolio Allocation
                    Fund and Franklin/Templeton
                    Distributors, Inc. dated February
                    1,2009

EX-99.(10)(h)       Amended and Restated Class A           *
                    Distribution Plan
                    pursuant to Rule 12b-1 between
                    Registrant, on behalf of Franklin
                    Templeton Founding Funds
                    Allocation and Franklin/Templeton
                    Distributors, Inc. dated May 1,
                    2009

EX-99.(10)(i)       Amended and Restated Class B           *
                    Distribution Plan pursuant to
                    Rule 12b-1 between Registrant, on
                    behalf of Franklin Templeton
                    Corefolio Allocation Fund and
                    Franklin Templeton Founding Funds
                    Allocation Fund, and
                    Franklin/Templeton Distributors,
                    Inc. dated July 9, 2009

EX-99.(10)(j)       Amended and Restated Class C           *
                    Distribution Plan
                    pursuant to Rule 12b-1 between
                    Registrant, on
                    behalf of Franklin Templeton
                    Corefolio Allocation Fund,
                    Franklin Templeton Founding
                    Funds Allocation Fund, Franklin
                    Templeton Perspectives Allocation
                    Fund and Franklin/Templeton
                    Distributors, Inc. dated July 9,
                    2009

EX-.99.(10)(k)      Amended and Restated Class R           Attached
                    Distribution Plan pursuant to
                    Rule 12b-1 between Registrant, on
                    behalf of Franklin Templeton
                    Corefolio Allocation Fund,
                    Franklin Templeton Founding Funds
                    Allocation Fund, Franklin
                    Templeton Perspectives Allocation
                    Fund, and Franklin/Templeton
                    Distributors, Inc. dated July 9,
                    2009

EX-.99.(10)(l)      Amended and Restated Class A           *
                    Distribution Plan pursuant to
                    Rule 12b-1 between Registrant, on
                    behalf of Franklin Templeton
                    Perspectives Allocation Fund, and
                    Franklin/Templeton Distributors,
                    Inc. dated February 1, 2009

EX-99.(10)(m)       Amended and Restated Class A           *
                    Distribution Plan pursuant to
                    Rule 12b-1 between Registrant, on
                    behalf of Franklin Templeton 2015
                    Retirement Target Fund and
                    Franklin/Templeton Distributors,
                    Inc. dated February 1, 2009

EX-99.(10)(n)       Amended and Restated Class A           *
                    Distribution Plan pursuant to
                    Rule 12b-1 between Registrant,
                    Franklin Templeton 2025
                    Retirement Target Fund and
                    Franklin/Templeton Distributors,
                    Inc. dated February 1, 2009

EX-99.(10)(o)       Amended and Restated Class A           *
                    Distribution Plan pursuant to
                    Rule 12b-1 between Registrant,
                    Franklin Templeton 2035
                    Retirement Target Fund and
                    Franklin/Templeton Distributors,
                    Inc. dated February 1, 2009

EX-99.(10)(p)       Amended and Restated Class A           *
                    Distribution Plan pursuant to
                    Rule 12b-1 between Registrant,
                    Franklin Templeton 2045
                    Retirement Target Fund and
                    Franklin/Templeton Distributors,
                    Inc. dated February 1, 2009

EX-99.(10)(q)       Class C Distribution Plan              *
                    pursuant to Rule 12b-1 between
                    Registrant, on behalf of Franklin
                    Templeton 2015 Retirement Target
                    Fund, Franklin Templeton 2025
                    Retirement Target Fund, Franklin
                    Templeton 2035 Retirement Target
                    Fund and Franklin Templeton 2045
                    Retirement Target Fund, and
                    Franklin/Templeton Distributors,
                    Inc. dated August 1, 2006

EX-99.(10)(r)       Class R Distribution Plan              *
                    pursuant to Rule 12b-1 between
                    Registrant, on behalf of Franklin
                    Templeton 2015 Retirement Target
                    Fund, Franklin Templeton 2025
                    Retirement Target Fund, Franklin
                    Templeton 2035 Retirement Target
                    Fund and Franklin Templeton 2045
                    Retirement Target Fund, and
                    Franklin/Templeton Distributors,
                    Inc. dated August 1, 2006

EX-99.(10)(s)       Multiple Class Plan for Franklin       *
                    Templeton Corefolio Allocation
                    Fund and Franklin Templeton
                    Founding Funds Allocation Fund
                    dated November 18, 2003

EX-99.(10)(t)       Multiple Class Plan for Franklin       *
                    Templeton Conservative Target
                    Fund, Franklin Templeton Growth
                    Target Fund and Franklin
                    Templeton Moderate Target Fund
                    dated November 18, 2003

EX-99.(10)(u)       Multiple Class Plan for Franklin       *
                    Templeton Perspectives Allocation
                    Fund dated July 15, 2004

EX-99.(10)(v)       Multiple Class Plan for Franklin       *
                    Templeton 2015 Retirement Target
                    Fund, Franklin Templeton 2025
                    Retirement Target Fund, Franklin
                    Templeton 2035 Retirement Target
                    Fund and Franklin Templeton 2045
                    Retirement Target Fund dated May
                    10, 2006

EX-99.(11)(a)       Opinion and Consent of Counsel         Attached
                    dated March 31, 2010

EX-99.(13)(a)       Administration Agreement between       *
                    Registrant, on behalf of Franklin
                    Templeton Conservative Target
                    Fund, Franklin Templeton Moderate
                    Target Fund and Franklin
                    Templeton Growth Target Fund, and
                    Franklin Templeton Services, LLC
                    dated January 1, 2001

EX-99.(13)(b)       Fund Administration Agreement          *
                    between Registrant, on behalf of
                    Franklin Templeton Founding Funds
                    Allocation Fund, and Franklin
                    Templeton Services, LLC dated
                    April 4, 2008

EX-99.(13)(c)       Fund Administration Agreement          *
                    between Registrant, on behalf of
                    Franklin Templeton Corefolio
                    Allocation Fund, and Franklin
                    Templeton Services, LLC dated
                    April 4, 2008

EX-99.(13)(d)       Fund Administration Agreement          *
                    between Registrant, on behalf of
                    Franklin Templeton Perspectives
                    Allocation Fund, and Franklin
                    Templeton Services, LLC dated
                    April 4, 2008

EX-99.(13)(e)       Administration Agreement between       *
                    Registrant, on behalf of Franklin
                    Templeton 2015 Retirement Target
                    Fund, Franklin Templeton 2025
                    Retirement Target Fund, Franklin
                    Templeton 2035 Retirement Target
                    Fund and Franklin Templeton 2045
                    Retirement Target Fund, and
                    Franklin Templeton Services, LLC
                    dated August 1, 2006

EX-99.(13)(f)       Special Servicing Agreement dated      *
                    December 2, 2009

EX-99.(13)(g)       Amended Annex II to the Special        *
                    Servicing Agreement dated January
                    13, 2010

EX-99.(14)(a)       Consent of Independent Registered      Attached
                    Public Accounting Firm

EX-99.(16)(a)       Power of Attorney dated February       Attached
                    23, 2010

EX-99.(17)(a)       Code of Ethics dated May, 2009         Attached



*Incorporated by Reference